File No. 333-______

As filed with the SEC on September 4, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  __

(Check appropriate box or boxes)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early , Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

Class A Shares and Institutional Shares of

HUNTINGTON MONEY MARKET FUND,

a portfolio of The Huntington Funds,

By and in exchange for Automated Shares and Institutional Shares of

FEDERATED PRIME CASH OBLIGATIONS FUND,

a portfolio of Money Market Obligations Trust

and

Acquisition of the assets of

Class A Shares and Institutional Shares of

HUNTINGTON U.S. TREASURY MONEY MARKET FUND,

a portfolio of The Huntington Funds,

By and in exchange for Service Shares and Institutional Shares of

FEDERATED TREASURY OBLIGATIONS FUND,

a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Automated Shares and Institutional Shares, without par value,

of Federated Prime Cash Obligations Fund

and

Service Shares and Institutional Shares, without par value, of

Federated Treasury Obligations Fund,

each a portfolio of Money Market Obligations Trust

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Prospectus/Proxy Statement–
Please Vote Today!

Huntington money market Fund; Huntington u.s. treasury money market Fund

Time is of the essence. Voting only takes a few minutes and your participation is important! We recommend that you read the Proxy Statement in its entirety; the explanation will help you decide on the vote. Thank you in advance for your vote.

Each of the above-referenced Huntington Funds (each a “Huntington Fund”) will hold a special meeting of shareholders on (TBD). Please refer to the enclosed Prospectus/Proxy Statement as well as the highlighted information below for details on the proposal.

Why am I being asked to vote?

Certain mutual funds are required to obtain shareholders’ votes for certain types of events, like the one described here and in the accompanying Prospectus/Proxy Statement. As a shareholder, you have a right to vote on these events, and we urge you to do so. A prompt response will save the expense of additional follow-up mailings and solicitations.

What is the proposal?

The proposal is to reorganize each Huntington Fund into a corresponding Federated Fund with similar investment objectives and/or strategies (each a “Reorganization”).

Why has the Board of Trustees recommended that I vote in favor of the proposal?

•	The Board of Trustees of the Huntington Funds recommends you vote in favor of the proposal because it believes that the Reorganization is in the best interests of each Huntington Fund and its shareholders.
•	After the Reorganization, shareholders of each Huntington Fund will be invested in a more viable corresponding Federated Fund with a larger asset pool, stable asset flows over the long term, more favorable expenses and similar investment objectives and/or strategies.

Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Proxy Statement for more information.

Who are the Federated Funds?

•	Federated Investors, Inc. is one of the largest investment management organizations in the United States. Through its advisory subsidiaries, Federated advises 130 funds and manages approximately $350 billion in assets under management as of June 30, 2015. Federated has provided asset management services for institutional and individual investors since 1955. (Please refer to “Summary – Fund Management” in the attached Prospectus/Proxy Statement for more information.)

How will the Reorganization affect my investment?

If the Reorganization is approved by the shareholders of the Huntington Fund in which you are a shareholder and the Reorganization is consummated, you will receive shares of the corresponding surviving Federated Fund with a total dollar value equal to the total dollar value of the Huntington Fund shares that you own at the time of the Reorganization. The cash value of your investment will not change as a result of the Reorganization and you will not have to pay any sales charge in connection with the transfer of your assets.

If you own shares of:	Share Class	You will receive shares of:	Share Class
Huntington Money Market Fund	A	Federated Prime Cash Obligations Fund	Automated
	Institutional		Institutional
Huntington U.S. Treasury Money Market Fund	A	Federated Treasury Obligations Fund	Service
	Institutional		Institutional

•	The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
•	Each Huntington Fund will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.

When will the Reorganizations occur?

Assuming shareholder approval is obtained, the Reorganization with respect to each Huntington Fund, is currently expected to occur after the close of business on or about November 20, 2015.

Will my current account options transfer over to my new account?

Yes, these servicing features will transfer automatically to your Federated Fund account. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan. Also, if you designated a Huntington Fund as a an investment in a Traditional IRA or Roth IRA that you established through the Huntington Funds, the custodian of your account will change and you will receive separate communications as well; you should review the section of the attached Prospectus/Proxy Statement entitled “Summary” carefully for additional information regarding your Traditional IRA or Roth IRA.

Who will pay for the Reorganization?

Fees and expenses incurred as a direct result of each Reorganization will be paid by the investment advisers to the Huntington Funds and the Federated Funds, Huntington Asset Advisors, Inc. and Federated Investment Management Company, respectively, and/or their respective affiliates. To the extent that any disposal of portfolio securities is determined to be necessary in connection with the Reorganizations, the Huntington Funds may dispose of certain securities and acquire replacement securities, and incur related transaction costs, prior to the Reorganizations being consummated. (Please refer to “Information About the Reorganizations – Costs of Reorganizations” in the attached Prospectus/Proxy Statement for further information.)

What should I do in connection with the Reorganization?

Please vote your shares today. If the Reorganization for your Huntington Fund is approved and consummated, your shares in the Huntington Fund in which you are a shareholder will automatically be exchanged for shares of the corresponding Federated Fund. Please do not attempt to make the Reorganization exchange yourself.

How do I vote?

There are several ways in which you can cast your vote:

•	Online – Use the web address on the ballot;
•	Telephone – Use the toll-free telephone number on the ballot;
•	Mail – Complete and return the ballot in the enclosed postage paid envelope; or
•	In Person at the (TBD) meeting.

If you:

1. Sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.

2. Do not respond at all, we may contact you by telephone to request that you cast your vote.

Whom do I call if I have questions about this Prospectus/Proxy Statement?

Please don’t hesitate to contact your Investment Professional or call us toll-free at 1-800-XXX-XXXX.

Thank you in advance for your vote.

After careful consideration, the Board of Trustees of The Huntington Funds has unanimously approved this proposal with respect to each Huntington Fund. The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.

THE HUNTINGTON FUNDS

Huntington Money Market Fund

Huntington U.S. Treasury Money Market Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD _______, 2015

TO SHAREHOLDERS OF HUNTINGTON MONEY MARKET FUND, and HUNTINGTON U.S. TREASURY MONEY MARKET FUND:

A special meeting of the shareholders of HUNTINGTON MONEY MARKET FUND, and HUNTINGTON U.S. TREASURY MONEY MARKET FUND (“Special Meeting”), each a portfolio of The Huntington Funds, will be held at 2960 North Meridian Street, Indianapolis, IN 46208 at 10:00 AM (Eastern time), on November 18, 2015, 2015, for the following purposes:

1.	For shareholders of Huntington Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all (or substantially all) of the assets of Huntington Money Market Fund, a portfolio of The Huntington Funds, in exchange for Automated Shares and Institutional Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Huntington Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington Money Market Fund;
2.	For shareholders of Huntington U.S. Treasury Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all (or substantially all) of the assets of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, to be distributed pro rata by Huntington U.S. Treasury Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington U.S. Treasury Money Market Fund; and
3.	To transact any other business that may properly come before the Special Meeting.

The Huntington Funds’ Board of Trustees has fixed September 14, 2015 as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of The Huntington Funds’ Board of Trustees,

Jay S. Fitton

Secretary

October 8, 2015

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

October 8, 2015

RELATING TO THE ACQUISITION OF THE ASSETS OF

HUNTINGTON MONEY MARKET FUND

Class A Shares

Institutional Shares

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

Class A Shares

Institutional Shares

each a portfolio of THE HUNTINGTON FUNDS

2960 North Meridian Street

Indianapolis, IN 46208

Telephone No: 1-800-253-0412

By and in exchange for Shares of

FEDERATED PRIME CASH OBLIGATIONS FUND

Automated Shares

Institutional Shares

FEDERATED TREASURY OBLIGATIONS FUND

Service Shares

Institutional Shares

each a portfolio of Money Market Obligation Trust

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for two reorganizations (“Reorganizations”) under two separate Agreements and Plans of Reorganization (each a “Plan”), upon which shareholders of the funds described below will be asked to vote at a Special Meeting to be held at 2960 North Meridian Street, Indianapolis, IN 46208, at 10:00 a.m. (Eastern time), on November 18, 2015. Pursuant to the Reorganizations, certain portfolios (each, a “Huntington Fund” and collectively, as applicable, the “Huntington Funds”) of The Huntington Funds (the “Huntington Trust”) as described in the chart below would transfer all (or substantially all) of their assets (other than any deferred or prepaid expenses shown as an asset on the books of the Huntington Funds on the day the Reorganizations are consummated (“Closing Date”), which deferred or prepaid expenses (if any) will not be acquired) to certain corresponding portfolios (each, a “Federated Fund” and, collectively, as applicable, the “Federated Funds”) of Money Market Obligations Trust (“Federated Registrant”) in exchange for shares of certain classes of the respective Federated Funds as set forth in the chart below:

Reorganizing Funds	Surviving Funds
Huntington Money Market Fund	Federated Prime Cash Obligations Fund
Class A Shares	Automated Shares
Institutional Shares	Institutional Shares
Huntington U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Class A Shares	Service Shares
Institutional Shares	Institutional Shares

The Huntington Funds and the Federated Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.”

The Proposals and the shareholders entitled to vote on them are as follows:

1) For shareholders of Huntington Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligation Trust would acquire all (or substantially all) of the assets of Huntington Money Market Fund, a portfolio of The Huntington Funds, in exchange for Automated Shares and Institutional Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Huntington Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington Money Market Fund;

2) For shareholders of Huntington U.S. Treasury Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all (or substantially all) of the assets of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Treasury Obligations Fund to be distributed pro rata by Huntington U.S. Treasury Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington U.S. Treasury Money Market Fund;

The separate Plans for the Funds are similar, and a form of such Plans is attached as Annex A. Under each Plan, the applicable Huntington Fund will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Huntington Fund, which currently are not expected to be material in amount when the Reorganizations are consummated on the Closing Date, and the assets associated with Huntington Money Market Fund’s Interfund Shares, will not be acquired) to the corresponding Federated Fund in exchange for shares of the applicable share class(es) of the corresponding Federated Fund. The Huntington Money Market Fund’s Interfund Shares are currently available for purchase only by other series of the Huntington Trust, had no assets as of June 30, 2015 and are not expected to participate in the applicable Reorganization. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Huntington Fund to its shareholders in complete liquidation and termination of such Huntington Fund. The Federated Funds will be the accounting survivors in the Reorganizations. Each Fund is a money market mutual fund that seeks to maintain a stable net asset value of $1.00 per share. The Huntington Funds have comparable investment objectives and comparable investment strategies with the applicable Federated Fund. Please refer to “Summary – Comparison of Investment Objectives, Policies and Risks” in the Prospectus/Proxy Statement for a detailed comparison of the Huntington Funds’ and Federated Funds’ investment objectives and investment strategies. After the liquidating distributions are made by the Huntington Funds, the Huntington Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Huntington Fund, if any, should be turned in to the applicable Huntington Fund and will be canceled by the Huntington Fund upon consummation of its Reorganization. The Huntington Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Huntington Funds described above, the Huntington Trust will take steps to wind down the Huntington Funds’ affairs and to have the Huntington Funds’ existence dissolved and terminated in accordance with applicable law and other applicable requirements. The Reorganizations will result in a complete liquidation, dissolution and termination of the Huntington Funds.

For a comparison of the investment objectives, policies and risks of the Huntington Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Huntington Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables,” and “Information About the Reorganizations – Description of the Huntington Funds and the Federated Funds and Capitalization.”

The Board of Trustees of the Huntington Funds determined that participation in the Reorganizations is in the best interests of the Huntington Funds and their shareholders and that the interests of the existing shareholders of the Huntington Funds would not be diluted as a result of the Reorganizations. The Board of Trustees of the Federated Funds determined that participation in the Reorganizations is in the best interests of the Federated Funds. Information on the rationale for the Reorganizations is included in this Prospectus/Proxy Statement in the section entitled “Summary – Reasons for the Proposed Reorganizations.” For purposes of this Prospectus/Proxy Statement, the Board of Trustees of the Huntington Funds and the Board of Trustees of the Federated Registrants are each referred to, as applicable, as the “Board.”

The Federated Funds are managed by Federated Investment Management Company (the “Federated Funds Adviser”), which is a subsidiary of Federated Investors, Inc. (“Federated”). The Huntington Funds are each managed by Huntington Asset Advisors, Inc. (the “Huntington Funds Adviser”), a subsidiary of The Huntington National Bank (“Parent”).

The Reorganizations are expected to be tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the federal income tax consequences of the Reorganizations, see “Summary – Tax Consequences.”

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing and it should be read and retained by investors for future reference. This Prospectus/Proxy Statement is accompanied by the applicable prospectuses of the Federated Funds as follows (which are incorporated herein by reference):

The prospectus for Federated Prime Cash Obligations Fund’s Institutional Shares and Federated Treasury Obligations Fund’s Service Shares and Institutional Shares dated September 30, 2014, and the prospectus for Federated Prime Cash Obligation Fund’s Automated Shares dated June 2, 2015 (File Nos.: 811-5950 and 33-31602) are incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”).

A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated _________, as well as the SAI for Federated Prime Cash Obligations Fund’s Institutional Shares and Federated Treasury Obligations Fund’s Service Shares and Institutional Shares dated September 30, 2014 and the SAI for Federated Prime Cash Obligation Fund’s Automated Shares dated June 2, 2015 (File Nos.: 811-5950 and 33-31602, each containing additional information, have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference (the “Incorporated Federated Fund SAIs”).

A prospectus and SAI for each Huntington Fund’s Class A and Institutional Shares, dated April 30, 2015 (File Nos.: 811-05010 and 033-11905), has been filed with the SEC and each is incorporated herein by reference.

In addition, each of the following documents is incorporated by reference (which means that it is legally considered to be part of the Prospectus/Proxy Statement):

1. Annual Report for Federated Prime Cash Obligations Fund’s Automated Shares and Institutional Shares dated July 31, 2015 (File Nos.: 811-5950 and 33-31602) (to be filed by amendment);

2. Annual Report for Federated Treasury Obligations Fund’s Service Shares and Institutional Shares dated July 31, 2015 (File Nos.: 811-5950 and 33-31602) (to be filed by amendment);

3. Annual Report for each Huntington Fund’s Class A Shares and Institutional Shares, dated December 31, 2014 (File Nos. 811-05010 and 033-11905);

4. Semi-Annual Report for each Huntington Fund’s Class A Shares and Institutional Shares, dated June 30, 2015 (File Nos. 811-05010 and 033-11905).

Copies of these materials and other information about the Huntington Funds and the Federated Funds may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC’s Public Reference Room at 100 F Street, NE, Room 1580, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Huntington Funds and the Federated Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information by electronic request, after paying a duplicating fee, to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-1520.

Shareholders of record of the Huntington Funds as of September 14, 2015 (the “Record Date”) are entitled to receive this Prospectus/Proxy Statement and to vote at the Special Meeting.

An investment in the Funds is not a deposit of Huntington Bank or Federated and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency, Huntington Bank or any other bank, or Federated.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents

Page

SUMMARY	1
Reasons for the Proposed Reorganizations	2
Tax Consequences	6
Comparison Of Investment Objectives, Policies And Risks	7
Comparison of Investment Limitations	13
Comparative Fee Tables	19
Comparison of Potential Risks and Rewards; Performance Information	26
Financial Highlights	30
Procedures for Purchasing, Redeeming and Exchanging Shares	34
Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policies	36
INFORMATION ABOUT THE REORGANIZATIONS	39
Description of the Agreements and Plans of Reorganization	39
Agreement Among Federated, Parent and The Huntington Funds Adviser	40
Costs of the Reorganizations	41
Description of the Huntington Funds and Federated Funds Capitalization	41
Federal Income Tax Consequences	43
Comparative Information on Shareholder Rights	44
INFORMATION ABOUT FEDERATED FUNDS AND HUNTINGTON FUNDS	45
Where to Find Additional Information	45
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING	45
Share Ownership of the Funds	46
Interests of Certain Persons	47
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY	47
ANNEX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
ANNEX B FINANCIAL HIGHLIGHTS	B-1
ANNEX C RIGHTS OF SHAREHOLDERS	C-1

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.

If the proposed reorganizations (“Reorganizations”) are approved, under two separate Agreements and Plans of Reorganization (each a “Plan” and, collectively, as applicable, the “Plans”), each of Huntington Money Market Fund and Huntington U.S. Treasury Money Market Fund (each a “Huntington Fund” and, collectively, as applicable, the “Huntington Funds”), each a portfolio of The Huntington Funds (“Huntington Trust”), will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Huntington Fund, which currently are not expected to be material in amount when the Reorganizations are consummated (the “Closing Date”), will not be acquired) to the Federated Prime Cash Obligations Fund and Federated Treasury Obligations Fund, respectively, (each a “Federated Fund” and, collectively, as applicable, the “Federated Funds”), each a portfolio of Money Market Obligations Trust (“Federated Registrant”), in exchange for shares of the applicable class(es) of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Huntington Fund to its shareholders in complete liquidation and termination of the Huntington Fund. The Federated Funds will be the accounting survivors in the Reorganizations.

The Federated Funds are managed by Federated Investment Management Company (the “Federated Funds Adviser”), which is a subsidiary of Federated Investors, Inc. (“Federated”). The Huntington Funds are each managed by Huntington Asset Advisors, Inc. (the “Huntington Funds Adviser”), a subsidiary of The Huntington National Bank.

The Huntington Funds and the Federated Funds are sometimes referred to as a “Fund” and, collectively, as applicable, the “Funds.” The Funds are money market mutual funds.

As a result of the Reorganizations the owners of shares of the Huntington Funds will become the owner of shares of the applicable Federated Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Huntington Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of the Huntington Fund will be computed as of the Closing Date using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(g)(1)(i)(A) under the Investment Company Act of 1940 (the “1940 Act”) (as amended) and in accordance with the Federated Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon (and approved by the respective Boards of Trustees of the Federated Registrant and the Huntington Trust). At the time of the Reorganizations, the NAV per share of the Huntington Fund’s shares will be computed as of the Closing Date using the Amortized Cost Method as defined in Rule 2a-7(a)(2) under the 1940 Act, in accordance with the Federated Fund’s valuation procedures. Since the Funds are money market funds, and value their shares at a NAV of $1.00 per share, it is expected that the Huntington Funds’ shareholders will receive the same number of shares of the applicable Federated Fund as they currently hold in the Huntington Fund. The forms of the Plans are attached to this Prospectus/Proxy Statement as Annex A.

After the liquidating distributions are made by the Huntington Funds, the Huntington Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Huntington Fund, if any, should be turned in to the applicable Huntington Fund and will be canceled by the Huntington Fund upon consummation of its Reorganization. The Huntington Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. For example, Class A Shares and Institutional Shares of the Huntington Funds are closed to all new investments effective as of the close of business on ___, 2015, except that the Huntington Funds may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Systematic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in a Systematic Investment Plan, automatic deductions will no longer be made from your bank account on or after ____, 2015. If your Systematic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganizations. As soon as practicable after the distribution and liquidation of the Huntington Funds described above, the Huntington Trust will take steps to wind down the Huntington Funds’ affairs and to have the Huntington Funds’ existence dissolved and terminated in accordance with applicable law and other applicable requirements. The Reorganizations will result in a complete liquidation, dissolution and termination of the Huntington Funds.

For a comparison of the investment objectives, policies and risks of the Huntington Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Huntington Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables” and “Information About the Reorganizations – Description of the Huntington Funds and Federated Funds Capitalization.”

For shareholders with individual retirement accounts (“IRA”) established through the Huntington Funds, when the Reorganizations are consummated, it is currently anticipated that The Huntington National Bank, as the current custodian of any shareholder’s Traditional IRA or Roth IRA, would transfer all of the assets in the shareholder’s Traditional IRA or Roth IRA account to State Street Bank and Trust Company ("State Street") as successor custodian of the shareholder’s Traditional IRA or Roth IRA at, or promptly after, the Closing Date. As necessary to effect the transfer, the Huntington Funds and/or The Huntington National Bank will separately contact the shareholder, or provide additional information to the shareholder, about the shareholder’s Traditional IRA or Roth IRA. If a shareholder has questions, does not want to participate in the applicable Reorganization, or wants to handle the investments in the shareholder’s Traditional IRA or Roth IRA in a different manner, the shareholder may redeem the shareholder’s investment in the applicable Huntington Fund or the shareholder may contact the Huntington Funds promptly (and, in no event, later than November 15, 2015) to discuss the shareholder’s questions or other alternatives. When the Reorganization of a Huntington Fund is consummated, Federated also will be sending further information to each participating shareholder who has a Traditional IRA or Roth IRA after the Closing Date. Please consult your tax advisor regarding any decisions you make regarding your Traditional IRA or Roth IRA.

Financial Highlights for Federated Prime Cash Obligations Fund and Federated Treasury Obligations Fund, each a portfolio of Money Market Obligation Trust are attached to this Prospectus/Proxy Statement in Annex B.

For more complete information, please read the prospectuses and statements of additional information (“SAIs”) for the Federated Prime Cash Obligations Fund – Automated Shares and Institutional Shares dated June 2, 2015 and September 30, 2014, respectively, and Federated Treasury Obligations Fund – Service Shares and Institutional Shares dated September 30, 2014, as well as the SAI relating to this Prospectus/Proxy Statement. A copy of the prospectuses of each applicable Federated Fund accompanies this Prospectus/Proxy Statement. The SAI related to this Prospectus/Proxy Statement can be obtained without charge by writing or by calling the Federated Funds or the Huntington Funds at the addresses and telephone numbers shown on the previous pages.

Reasons for the Proposed Reorganizations

At a meeting held on September 3, 2015, the Board of Trustees of the Huntington Funds (the “Huntington Funds Board”), which is comprised of Independent Trustees within the meaning of Section 2(a)(19) of the 1940 Act, discussed, and ultimately approved, each of the Reorganizations. On August 21, 2015, the Huntington Funds Board met with representatives of the Huntington Funds Adviser and Huntington Bank, and with representatives of Federated and the Federated Funds Adviser to discuss the Reorganization. The Huntington Funds Adviser advised the Huntington Funds Board that the Reorganizations are being proposed, from its perspective, for regulatory, financial and strategic reasons. The Huntington Funds Adviser made a strategic decision to exit the money market fund business due to the low yield environment and high expense reimbursements.

The Huntington Funds Adviser believes that the Reorganizations of the assets of the Huntington Funds into the Federated Funds also will benefit the Huntington Funds’ shareholders through the Federated Funds’ broader distribution capacity potentially resulting in larger, more viable funds with the potential for greater diversification and investment opportunities. In addition, the Huntington Funds Adviser believes the Federated Funds allow each Huntington Fund shareholder to have the opportunity to: (1) pursue an investment objective that is similar to the shareholder’s original investment objective through a tax-free reorganization of the shareholder’s Huntington Fund with a comparable Federated Fund; (2) invest in a larger combined fund with increased long-term growth prospects, which could have the potential for greater efficiencies and the ability to spread relative fixed costs over a larger asset base; and (3) invest in a family of mutual funds managed by Federated Funds Adviser that have extensive investment management resources, fund management experience and capabilities and resources that can be provided to support shareholders. The Huntington Funds Adviser believes that Federated’s ability to provide support to shareholders (including compliance, legal, back office and shareholder services) and grow the Federated Funds through multiple distribution channels and experienced investment professionals is expected to benefit the Huntington Funds’ shareholders. As of June 30, 2015, the approximate net assets of the Huntington Funds and Federated Funds were as follows:

Huntington Funds	Net Assets (in millions) (6/30/15)	Federated Funds	Net Assets (in millions) (6/30/15)
Huntington Money Market Fund (Class A Shares and Institutional Shares)	$231.51	Federated Prime Cash Obligations Fund (Automated Shares and Institutional Shares)	$14,926.3
Huntington U.S. Treasury Money Market Fund (Class A Shares and Institutional Shares)	$850.65	Federated Treasury Obligations Fund (Service Shares and Institutional Shares)	$26,699.2

In addition, the Huntington Funds Adviser also believes that the Huntington Funds’ shareholders are expected to benefit from Federated’s experience with its mutual fund business, Federated’s investment management resources and the compatibility between the Huntington Funds and Federated Funds in terms of investment objectives, strategies, risks and limitations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations” in this Prospectus/Proxy Statement for additional information.

The Huntington Funds Adviser believes that the Federated Funds offer competitive fund expenses, performance and diversification.

The Reorganizations are also intended to be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”) for the Huntington Funds, their shareholders and the Federated Funds. As a condition to each Reorganization, each Huntington Fund and Federated Fund will receive an opinion of counsel that the applicable Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganizations by the Huntington Funds or the Federated Funds or the shareholders of the Huntington Funds. The Huntington Funds Adviser advised the Huntington Funds Board that it believes a tax-free Reorganization under the Code generally would be a preferable tax result for shareholders as compared to a liquidation of the Huntington Funds.

The Huntington Funds Adviser also noted that all fees and expenses incurred by the Funds in connection with the Reorganizations would be paid by the Huntington Funds Adviser or Federated, or their respective affiliates, and not by Fund shareholders, except that: (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states on an as-incurred basis; and (2) to the extent that the Huntington Funds or Federated Funds dispose of portfolio securities in connection with the consummation of the proposed Reorganizations, the Funds may incur transaction expenses associated with the sale and purchase of such securities. The Huntington Funds Adviser noted that the Huntington Funds would likely dispose of certain securities prior to the proposed Reorganizations being consummated to better align the portfolios of the Huntington Funds and Federated Funds. It currently is anticipated that each Federated Fund will acquire a significant number (if not nearly all) of the portfolio securities of each corresponding Huntington Fund at the time of the Reorganizations. Given that the Reorganizations, if approved, would not be consummated until on or about November 20, 2015, and given that fixed income securities may mature and the Huntington Funds Adviser may otherwise determine to sell any security as part of its normal investment decision making process and purchase replacement securities, it is difficult to determine which portfolio securities of which Huntington Funds will be sold in connection with the proposed Reorganizations. With this understanding, it is currently anticipated that each of the Huntington Funds may dispose of a limited portion of its portfolio securities prior to the proposed Reorganizations being consummated.

The Huntington Funds Board, including a majority of the Independent Trustees of the Huntington Funds Board, determined that the Reorganizations are in the best interest of the Huntington Funds and their shareholders.

In light of the above rationale and considerations, in considering the proposed Reorganizations, the Huntington Funds Board, advised by counsel, took into account a number of factors, including, but not limited to:

•	The terms of the Reorganizations;
•	The investment objectives, policies, risks and limitations of the Huntington Funds and the Federated Funds are generally similar. See “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations”;
•	The lower stated gross expense ratios, and lower net expense ratios, of the Federated Funds. See “Summary – Comparative Fee Tables”;
•	The generally competitive performance of the Federated Funds, including the long-term performance of the Federated Funds. See “Summary – Comparison of Potential Risks and Rewards; Performance Information”;
•	The Reorganizations are intended to be structured as tax-free reorganizations under the Code, which generally would be a preferable tax result for shareholders as compared to a liquidation of the Huntington Funds (which generally would result in taxable redemptions). See “Summary –Tax Consequences”;
•	The fact that the Huntington Funds Adviser or the Federated Funds Adviser, or their respective affiliates, will bear all of the costs of the meeting and any adjourned session, all of the costs associated with the proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures, and that no portion of these costs or expenses will be borne by the Huntington Funds or their shareholders (see “Costs of the Reorganizations”);
•	The anticipated transaction costs in connection with the Reorganizations;
•	Alternatives available to the shareholders of the Huntington Funds;
•	The range and quality of services that the shareholders of the Huntington Funds will receive as shareholders of the Federated Funds will generally be comparable to the range and quality of services that such shareholders currently receive;
•	Shareholders of each Huntington Fund will not pay a sales charge to acquire shares of each corresponding Federated Fund in connection with the Reorganizations;
•	The Federated Funds Adviser’s experienced investment professionals and investment management resources may benefit the Huntington Funds’ shareholders; and
•	Federated’s experience with its mutual fund business.

Given the above factors, the Huntington Funds Adviser advised the Huntington Funds Board, and the Huntington Funds Board concluded that, when considering the totality of the factors, the Reorganizations are in the best interest of the Huntington Funds and their shareholders and the interests of existing shareholders of the Huntington Funds would not be diluted as a result of the Reorganizations.

Based on the foregoing, the Huntington Funds Board approved the Reorganizations on behalf of the Huntington Funds.

The Board of Trustees of the Federated Funds (together, the “Federated Funds Board”) likewise approved the Reorganizations on behalf of the Federated Funds. The Federated Funds Board, including a majority of the trustees/directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”), determined that the Reorganizations are in the best interest of the Federated Funds. The Federated Funds Board made its determination after reviewing the materials provided to the members of the Federated Funds Board and having the opportunity to request and evaluate such additional information as the Federated Funds Board reasonably deemed necessary to make their determinations. The Federated Funds Board considered various information and factors in reviewing the proposals on behalf of each Federated Fund and its shareholders including, but not limited to, the following:

•	investment objectives, policies and strategies, and fundamental investment limitations, of the Federated Funds would not change as a result of the Reorganizations;

•	the relative performance of the Federated Funds and the Huntington Funds;

•	the additional assets that would be acquired by the Federated Funds through the Reorganizations, which could result in larger, more viable, funds with potential for greater efficiencies and investment opportunities and which may benefit the performance of the Federated Funds over time;

•	that the Reorganizations are not expected to have a negative impact on Federated Fund fees and expenses;

•	the qualifications and stability of the investment personnel for the Federated Funds and the management of the Federated Funds, and such personnel’s experience with transactions similar to the Reorganizations; and

•	that the Reorganizations are expected to be conducted on a tax-free basis.

The following proposals are being presented to the shareholders of the applicable Huntington Fund:

1) For shareholders of the Huntington Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust would acquire all (or substantially all) of the assets of Huntington Money Market Fund, a portfolio of The Huntington Funds, in exchange for Automated Shares and Institutional Shares of Federated Prime Cash Obligations Fund to be distributed pro rata by Huntington Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington Fixed Income Securities Fund;

2) For shareholders of the Huntington U.S. Treasury Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust would acquire all (or substantially all) of the assets of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Treasury Obligations Fund to be distributed pro rata by Huntington U.S. Treasury Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington U.S. Treasury Money Market Fund.

Tax Consequences

Tax-Free Reorganizations under Internal Revenue Code of 1986, as amended

As a condition to each Reorganization, the Huntington Funds and Federated Funds will receive an opinion of counsel to the effect that (among other things): (1) each Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code; (2) no gain or loss will be recognized directly as a result of the Reorganizations by the Federated Funds, the Huntington Funds, or the Huntington Funds’ shareholders; and (3) the aggregate tax basis of the applicable Federated Funds shares received by each shareholder of the applicable Huntington Funds will be the same as the aggregate tax basis of that shareholder’s shares in the applicable Huntington Fund immediately prior to the applicable Reorganization.

To the extent either Huntington Fund will be in a net capital gain position (after netting with any available capital loss carryforward) prior to its Reorganization, that Huntington Fund intends to make distributions of the capital gains (as well as any other required distributions) prior to its Reorganization being consummated. Prior to the consummation of the Reorganizations, the Huntington Funds Adviser will dispose of investments from the portfolios of the Huntington Funds that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Huntington Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. As of the Closing Date, if such dispositions of portfolio securities, together with any other dispositions of portfolio securities from a portfolio of the Huntington Funds, result in a Huntington Fund having a net capital gain (after netting with any available capital loss carryforward), such capital gains will be distributed to shareholders as taxable distributions prior to the consummation of the Reorganization. Accordingly, such dispositions may result in increased taxable distributions to Huntington Fund shareholders. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds also may incur transaction expenses associated with the sale and purchase of portfolio securities. Shareholders of the Huntington Funds will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Huntington Funds immediately before the Closing Date. In addition, because the shareholders of a Huntington Fund will receive shares of an applicable Federated Fund, they will receive a proportionate share of any “built in” (unrealized) gains in the applicable Federated Fund’s assets when such gains are eventually realized (if applicable) and distributed by the Federated Fund, as well as any taxable gains realized by the Federated Fund but not distributed to its shareholders prior to the Reorganization. See “Information About the Reorganizations – Federal Income Tax Consequences” for additional information about the tax consequences of the Reorganizations.

Shareholders of the Huntington Funds should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganizations in light of their individual circumstances.

THE HUNTINGTON FUNDS’ BOARD RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF EACH REORGANIZATION.

Comparison Of Investment Objectives, Policies And Risks

This section will help you compare the investment objectives, policies and risks of each of the Huntington Funds with the corresponding Federated Funds. In general, the investment objectives, policies and risks of the Funds are similar. The differences in the Funds’ investment objectives, policies and risks are discussed below. While there is no assurance that any Fund will achieve its investment objectives, each Fund endeavors to achieve its investment objectives by following the policies and strategies discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the prospectuses and SAIs of the Huntington Funds and the Federated Funds. See “Summary – Comparison of Investment Limitations” for a comparison of the Funds’ investment limitations.

The investment objective for each Huntington Fund and each Federated Fund is fundamental and can only be changed with shareholder approval.

Please note that an investment in the Funds is not a deposit of Huntington Bank or Federated and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency, Huntington Bank or Federated.

Huntington Money Market Fund – Federated Prime Cash Obligations Fund

Investment Objective

The investment objective of the Huntington Money Market Fund is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments. The investment objective of the Federated Prime Cash Obligations Fund is to seek to provide current income consistent with stability of principal and liquidity.

Investment Policies and Strategies

The Huntington Funds Adviser normally invests the assets of the Huntington Money Market Fund to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Huntington Funds Adviser. In managing the portfolio, the Huntington Funds Adviser maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and endeavors to diversify the portfolio across market sectors.

The Huntington Money Market Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including both GSE securities backed by the full faith and credit of the U.S. government and GSE securities that are not backed by the full faith and credit of the U.S. government.

The Federated Prime Cash Obligations Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).

Investment Risks

Because the Huntington Money Market Fund and the Federated Prime Cash Obligations Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.

Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund and the precise nature of such impact and affects has not yet been determined.

The Huntington Money Market Fund’s prospectus also contains the following risk disclosure:

Recoupment Risk. The Advisor entered into an agreement with the Fund, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Fund.

This agreement will be terminated effective as of the Closing Date of the Reorganization.

The Federated Prime Cash Obligations Fund’s prospectus also contains the following risk disclosure:

Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.

Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.

Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.

Risk Related To The Economy. The value of the Fund’s portfolio may decline in tandem with a drop in one or more markets in which the Fund invests based on negative developments in the U.S. and global economies. Economic, political and financial conditions may, from time to time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other factors which could negatively impact the Fund’s performance.

Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.

Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Huntington U.S. Treasury Money Market Fund – Federated Treasury Obligations Fund

Investment Objective

The Huntington U.S. Treasury Money Market Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Federated Treasury Obligations Fund’s investment objective is to seek to provide current income consistent with stability of principal.

Investment Policies and Strategies

The Huntington Funds Adviser normally invests the assets of the Huntington U.S. Treasury Money Market Fund to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing at least 80% of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Huntington Funds Adviser maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Because the Huntington U.S. Treasury Money Market Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

The Federated Treasury Obligations Fund invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).

Because the Federated Treasury Obligations Fund refers to Treasury investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in Treasury investments.

Investment Risks

Because the Huntington U.S. Treasury Money Market Fund and the Federated Treasury Obligations Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.

Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

The Huntington U.S. Treasury Money Market Fund’s prospectus also contains the following risk disclosure:

Recoupment Risk. The Advisor entered into an agreement with the Fund, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Fund.

This agreement will be terminated effective as of the Closing Date of the Reorganization.

The Federated Treasury Obligations Fund’s prospectus also contains the following risk disclosure:

Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.

Risk Related To The Economy. The value of the Fund’s portfolio may decline in tandem with a drop in one or more markets in which the Fund invests based on negative developments in the U.S. and global economies. Economic, political and financial conditions may, from time to time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other factors which could negatively impact the Fund’s performance.

Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.

Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Comparison of Investment Limitations

The Huntington Funds and the Federated Funds each have fundamental investment policies, which may not be changed without shareholder approval, as well as non-fundamental policies, which may be changed by the Funds’ respective Boards without shareholder approval. As discussed above, the Federated Funds and the Huntington Funds may be managed using similar investment strategies. However, even in this case, there are differences in the applicable investment limitations attributable primarily to the fact that the Federated Funds are part of the Federated “family” of funds and the Huntington Funds are part of the Huntington “family” of funds. The following tables compare the investment policies of the Huntington Funds and the Federated Funds:

INVESTMENT LIMITATIONS
Huntington Money Market Fund	Federated Prime Cash Obligations Fund
Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities (fundamental)
The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).

Lending Cash or Securities (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities and Real Estate (fundamental)

The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Underwriting (fundamental)
The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration in defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	Concentration of Investments (fundamental)

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.
Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

There is no corresponding Huntington Fund policy.	Purchasing on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities (non-fundamental) The Fund will not invest more than 5% of net assets in illiquid securities.	Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests.	Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include: shares of an affiliated money market fund; or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

Certain Explanatory Language

The Huntington Money Market Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“The Money Market Funds will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect change in the laws and regulations without the approval of its shareholders.”

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

The Federated Prime Cash Obligations Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of the concentration limitation, the Adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

INVESTMENT LIMITATIONS
Huntington U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Issuing Senior Securities (fundamental)
The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Investing in Options and Futures (fundamental)
The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.	There is no corresponding Federated Fund policy.
Investing in Commodities and Real Estate (fundamental)
The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Underwriting (fundamental)
The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)
The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Pledging Assets (fundamental)
The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
There is no corresponding Huntington Fund policy.	Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities (fundamental)
The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)
The Fund will not invest more than 15% of its net assets in illiquid securities.	Investing in Illiquid Securities (non-fundamental)
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
Names Rule Policy (non-fundamental)
Under normal circumstances, the Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations	Names Rule Policy (non-fundamental)
Because the Fund refers to Treasury investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in Treasury investments.
Investing in Securities of Other Investment Companies (non-fundamental)
The Fund may invest in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests.	Investing in Other Investment Companies
(non-fundamental)
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Certain Explanatory Language

The Huntington U.S. Treasury Money Market Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“The Money Market Funds will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect change in the laws and regulations without the approval of its shareholders.”

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

The Federated Treasury Obligations Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Additional Information

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

Comparative Fee Tables

Like all mutual funds, the Huntington Funds and Federated Funds incur certain expenses in their operations, and, as an investor, you pay fees and expenses to buy and hold shares of a Fund. Set forth in the tables below is information regarding the fees and expenses incurred by the Huntington Funds and the Federated Funds, and the anticipated pro forma fees for the Federated Funds after giving effect to the Reorganizations. The Federated Funds will be the accounting survivors after the Reorganizations.

HUNTINGTON MONEY MARKET Fund – Federated PRIME CASH OBLIGATIONS FUND

Fees and Expenses

This table describes (1) the fees and expenses for the Class A Shares (A) of Huntington Money Market Fund for the fiscal year ended December 31, 2014; (2) the anticipated fees and expenses for the Automated Shares (AS) of Federated Prime Cash Obligations Fund for the current fiscal year; and (3) the pro forma fees and expenses of the Automated Shares (AS) of Federated Prime Cash Obligations Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Money Market Fund – A	Federated Prime Cash Obligations Fund – AS	Federated Prime Cash Obligations Fund – AS Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.20%	0.20%
Distribution (12b 1) Fee	0.25%	None	None
Other Expenses	0.56%	0.45%[1]	0.45%[1]
Total Annual Fund Operating Expenses	1.11%	0.65%	0.65%
Fee Waivers and/or Expense Reimbursements	0.00%	0.10%[2]	0.10%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	0.55%	0.55%
1	Because Federated Prime Cash Obligations Fund’s Automated Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Prime Cash Obligations Fund’s Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.55% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of (a) November 1, 2016 or (b) the date of the Fund’s next effective Prospectus.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Huntington Money Market Fund – A	$113	$353	$612	$1,352
Federated Prime Cash Obligations Fund – AS	$66	$208	$362	$810
Federated Prime Cash Obligations Fund – AS, Pro Forma Combined	$66	$208	$362	$810

HUNTINGTON MONEY MARKET Fund – Federated PRIME CASH OBLIGATIONS FUND

Fees and Expenses

This table describes (1) the fees and expenses for the Institutional Shares (I) of Huntington Money Market Fund for the fiscal year ended December 31, 2014; (2) the fees and expenses for the Institutional Shares (IS) of Federated Prime Cash Obligations Fund for the fiscal year period ended July 31, 2015; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Prime Cash Obligations Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Money Market Fund – I	Federated Prime Cash Obligations Fund – IS	Federated Prime Cash Obligations Fund – IS Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.20%	0.20%
Distribution (12b-1) Fee	None	None[1]	None[1]
Other Expenses	0.56%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.86%	0.29%	0.29%
Fee Waivers and/or Expense Reimbursements	0.00%	0.09%[2]	0.09%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.86%	0.20%	0.20%
1	Federated Prime Cash Obligations Fund may incur or charge certain service fees (shareholder service/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).

2	Federated Prime Cash Obligations Fund’s Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of (a) November 1, 2016 or (b) the date of the Fund’s next effective Prospectus.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Huntington Money Market Fund – I	$88	$274	$477	$1,061
Federated Prime Cash Obligations Fund–IS	$30	$93	$163	$368
Federated Prime Cash Obligations Fund– IS, Pro Forma Combined	$30	$93	$163	$368

huntington U.S.TREASURY MONEY MARKET fund – Federated TREASURY OBLIGATIONS fund

Fees and Expenses

This table describes (1) the fees and expenses for the Institutional Shares (I) of Huntington U.S. Treasury Money Market Fund for the fiscal year ended December 31, 2014; (2) the fees and expenses for the Institutional Shares (IS) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2015; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington U.S. Treasury Money Market Fund – I	Federated Treasury Obligations Fund – IS	Federated Treasury Obligations Fund – IS Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None[1]	None[1]
Other Expenses	0.53%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.73%	0.29%	0.29%
Fee Waivers and/or Expense Reimbursements	(0.48)%[2]	0.09%[3]	0.09%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.25%	0.20%	0.20%
1	Federated Treasury Obligations Fund may incur or charge certain service fees (shareholder service/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2	Huntington Asset Advisors, Inc. has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.25% of the Institutional Shares daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

3	Federated Treasury Obligations Fund’s Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of (a) November 1, 2016 or (b) the date of the Fund’s next effective Prospectus.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same (reflecting any contractual expense limits for the period indicated for the Huntington U.S. Treasury Money Market Fund). Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Huntington U.S. Treasury Money Market Fund – I	$26	$185	$359	$861
Federated Treasury Obligations Fund – IS	$30	$93	$163	$368
Federated Treasury Obligations Fund – IS, Pro Forma Combined	$30	$93	$163	$368

HUNTINGTON U.S. Treasury MONEY MARKET Fund – Federated TREASURY OBLIGATIONS FUND

Fees and Expenses

This table describes (1) the fees and expenses for the Class A Shares (A) of Huntington U.S. Treasury Money Market Fund for the fiscal year ended December 31, 2014; (2) the fees and expenses for the Service Shares (SS) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2015; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington U.S. Treasury Money Market Fund – A	Federated Treasury Obligations Fund – SS	Federated Treasury Obligations Fund – SS Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	0.25%	None	None
Other Expenses	0.53%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.98%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	(0.48)%[1]	0.08%[2]	0.08%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	0.45%	0.45%
1	Huntington Asset Advisors, Inc. has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.50% of the Class A Shares daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

2	Federated Treasury Obligations Fund’s Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of (a) November 1, 2016 or (b) the date of the Fund’s next effective Prospectus.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same (reflecting any contractual expense limits for the period indicated for the Huntington U.S. Treasury Money Market Fund). Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Huntington U.S. Treasury Money Market Fund –A	$51	$264	$495	$1,158
Federated Treasury Obligations Fund– SS	$54	$170	$296	$665
Federated Treasury Obligations Fund– SS, Pro Forma Combined	$54	$170	$296	$665

Comparison of Potential Risks and Rewards; Performance Information

The bar charts and tables below shown compare the potential risks and rewards of investing in the Huntington Funds and the Federated Funds. The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year. The total returns shown in the bar charts are based upon NAV. The tables show each Fund’s average annual total returns for the one year, five year and ten year calendar periods.

The Funds’ performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

HUNTINGTON FUNDS

Huntington Money Market Fund-Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

FEDERATED PRIME CASH OBLIGATIONS FUND – Institutional Shares

Risk/Return Bar Chart and Table

The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

 The Fund’s IS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.03%.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended June 30, 2014).

FEDERATED PRIME CASH OBLIGATIONS FUND – Institutional Shares

Average Annual Total Return Table

The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2014.

Calendar Period	Fund
1 Year	0.02%
5 Years	0.12%
10 Years	1.74%
1	The Fund’s IS class 7-Day Net Yield as of December 31, 2014, was 0.03%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

FEDERATED PRIME CASH OBLIGATIONS FUND – Automated Shares

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Shares of the Fund will be provided after the Shares of the Fund have been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Huntington U.S. Treasury Money Market Fund Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

Risk/Return Bar Chart

5.00%
4.00%
3.00%
2.00%
1.00%
0.00%
2.31%
4.12%
4.01%
0.93%
0.01%
0.01%
0.01%
0.01%
0.04%
0.03%
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

Best Quarter	Q3 2006	1.10%
Worst Quarter	Q3 2012	0.00%

Average Annual Total Return Table
(for the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
U.S. Treasury Money Market Fund — Institutional Shares Returns before taxes	0.03%	0.02%	1.14%
U.S. Treasury Money Market Fund — Class A Shares Returns before taxes	0.00%	0.00%	1.03%

As of December 31, 2014, the Fund's 7-day yield was 0.03% (Institutional Shares). For current 7-day yield information, call 1-800-253-0412.

FEDERATED TREASURY OBLIGATIONS FUND – Institutional Shares

Risk/Return Bar Chart and Table

The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund’s IS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 1.29% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).

FEDERATED TREASURY OBLIGATIONS FUND – Institutional Shares

Average Annual Total Return Table

The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2014.

Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.43%
1	The Fund’s IS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

FEDERATED TREASURY OBLIGATIONS FUND – Service Shares

Risk/Return Bar Chart and Table

The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund’s SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.

Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 1.22% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).

FEDERATED TREASURY OBLIGATIONS FUND – Service Shares

Average Annual Total Return Table

The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2014.

Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.32%
1	The Fund’s SS class 7-Day Net Yield as of December 31, 2014 was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Financial Highlights

The Financial Highlights for the Huntington Funds and the Federated Funds are included as Annex B to this Prospectus/Proxy Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The fiscal year end of the Huntington Funds is December 31. The fiscal year end of the Federated Funds is July 31.

The information for the Huntington Funds has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements is included in their Annual Report.

The information for the Federated Funds has been audited by ___________, an independent registered public accounting firms, whose reports, along with the Funds’ audited financial statements, are included in their Annual Reports.

INVESTMENT ADVISER

Huntington Funds

Subject to the supervision of the Trustees, the Huntington Funds Adviser provides a continuous investment program for the Huntington Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington Funds.

The Huntington Funds Adviser, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2014, Huntington Bank had assets of over $66 billion.

As of December 31, 2014, the Huntington Funds Adviser had assets under management of $2.0 billion. The Huntington Funds Adviser (and its predecessor) has served as investment advisor to the Huntington Funds since 1987.

Federated Funds

The Federated Funds Adviser manages the Federated Funds’ assets, including buying and selling portfolio securities. The Federated Funds Adviser has served as investment adviser to the Federated Funds since inception on December 12, 1989 (Federated Treasury Obligations Fund) and February 8, 1993 (Federated Prime Cash Obligations Fund) and will manage the Funds after the Reorganization. Federated Advisory Services Company (FASC), an affiliate of the Federated Funds Adviser, provides certain support services to the Federated Funds Adviser. The fee for these services is paid by the Federated Funds Adviser and not by the Federated Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Federated Funds Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds), which totaled approximately $362.9 billion in assets as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions. The Adviser advises approximately 98 fixed-income and money market mutual funds (including the sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014.

INVESTMENT ADVISORY FEES AND OTHER FEES/EXPENSES

The Huntington Funds and the Federated Funds pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment Adviser or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary – Comparative Fee Tables” in this Prospectus/Proxy Statement.

Investment Advisory Fees

Huntington Funds

The Huntington U.S. Treasury Money Market Fund pays the Huntington Funds Adviser management fees of 0.20% of its average daily net assets. The Huntington Money Market Fund pays the Huntington Funds Adviser management fees as a percentage of average daily net assets for its services as set forth in the chart below:

Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million to $1 billion	0.25%
On excess of $1 billion	0.20%

The Huntington Funds Adviser has entered into an agreement with each Huntington Fund, whereby the Huntington Funds Adviser agrees to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of each Huntington Fund to the extent necessary to ensure that Huntington Money Market Fund and Huntington U.S. Treasury Money Market Fund maintain a yield of 0.01% and 0.00%, respectively. The Huntington Funds Adviser shall be entitled to recoup from each Huntington Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. The Huntington Funds Adviser may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Huntington Funds. This agreement will be terminated effective as of the Closing Date of the Reorganizations.

Federated Funds

The investment advisory contracts for Federated Prime Cash Obligations Fund and Federated Treasury Obligations Fund provide for payment to the Federated Funds Adviser of an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Federated Funds Adviser may voluntarily waive a portion of its fee or reimburse each Fund for certain operating expenses. The Federated Funds Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of each Fund’s Prospectus.

Rule 12b-1 Plan

Huntington Funds

The Huntington Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares which allows them to pay fees to financial intermediaries (which may be paid through Unified Financial Securities, Inc. (“Huntington Distributor”)) for the sale and distribution of these Shares. These fees may also be paid to the distributor, the Huntington Funds Adviser and/or their affiliates. The Huntington Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including the Huntington Distributor, the Huntington Funds Adviser or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment costs may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Huntington Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Huntington Funds. The maximum Rule 12b-1 fee is 0.25% of the Huntington Funds’ Class A Shares average daily net assets.

Federated Funds

Neither the Federated Prime Cash Obligations Fund nor the Federated Treasury Obligations Fund has adopted a Rule 12b-1 Plan on behalf of the shares in question.

Administrative Fees

Huntington Funds

Huntington Asset Services, Inc., a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Trust
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

The Huntington Funds Adviser and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Federated Funds

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Federated Funds. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Federated Funds. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Federated Funds.

Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.15%	on the first $5 billion
0.125%	on the next $5 billion
0.10%	on the next $10 billion
0.075%	on assets over $20 billion

Service Fees

Huntington Funds

The Huntington Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of Class A Shares and Institutional Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Federated Funds

Certain share classes of the Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

The Institutional Shares of the Federated Funds have no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Federated Funds’ Board of Trustees.

Account Administration Fees (Federated Funds only)

The Federated Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment Adviser for providing administrative services to the Federated Fund and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees (Federated Funds only)

The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Networking Fees on that same account.

Networking Fees (Federated Funds only)

The Federated Funds may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Federated Funds and their shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

Huntington Funds

The Huntington Distributor, the Huntington Funds Adviser and/or their affiliates may pay out of their own profits and reasonable resource amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Huntington Funds’ Prospectus because they are not paid by the Huntington Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Huntington Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder services fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Huntington Distributor, the Huntington Funds Adviser, their affiliates, or the Funds and any services the financial intermediary provides. The Huntington Funds’ SAI contains additional information on the types of additional payments that may be paid.

Federated Funds

The Federated Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Federated Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Federated Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Federated Distributor (including the Federated Funds Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Fund’s Prospectus and described above because they are not paid by the Federated Fund.

These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Federated Funds’ and/or other Federated funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Federated Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Fund and/or other Federated funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Federated Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You should ask your financial intermediary for information about any payments it receives from the Federated Distributor or the Federated Fund and any services provided, as well as about fees and/or commissions it charges.

Procedures for Purchasing, Redeeming and Exchanging Shares

The transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company (State Street Bank). Services provided by State Street Bank include the issuance, cancellation and transfer of the Federated Funds’ shares, and the maintenance of records regarding the ownership of such shares.

The transfer agent for the Huntington Funds is Huntington Asset Services, Inc.

In connection with a Reorganization, any minimum investment amounts applicable to initial investments in the Federated Fund shall be waived with respect to the Huntington Fund shareholders initial receipt of Federated Fund shares as part of the Reorganization.

In connection with the Reorganization, a shareholder of a Huntington Fund will initially acquire the shares of the Federated Fund at net asset value, but subsequent purchases of such Federated Fund may be subject to any sales loads (including any front-end sales load) applicable to purchases of such Federated Fund, as further described below.

Purchases

Shares of the Huntington Funds and the Federated Funds may be purchased any day that the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in each Fund’s Prospectus), it is processed at the next calculated NAV of a share. Each of the Federated Funds’ and the Huntington Funds’ NAVs is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. Each Fund calculates the NAV by valuing the assets allocated to the share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of shares of the class outstanding.

Purchases of a Federated Fund’s shares may be made through a financial intermediary, directly from the Federated Fund by wire and by check or through an exchange from the same share class of another Federated fund (for exchanges, you must meet the minimum initial investment requirements for purchasing shares and both accounts must have identical registrations). An institution may establish an account and place an order by calling a Federated Fund and the shares will be priced at the next calculated NAV after the Federated Fund receives the order. Similarly, shareholders may purchase shares of the Huntington Funds through an investment professional, by mail, by calling the Huntington Trust or through an exchange from the same share class of any other Huntington Fund.

The Huntington Funds offer a Systematic Investment Plan and the Federated Funds offer a Systematic Investment Program (collectively, “SIP”).

For the Federated Funds to use the SIP, an investor needs to complete the SIP section of the new account form or contact the Federated Funds or the investor’s financial intermediary. Once you have opened an account, purchases of additional shares may be made automatically on a regular basis using the SIP. The minimum investment amount for SIPs is $50. Once you have opened an account, purchases of additional shares also may be made through a financial institution that is an ACH member (the purchase option can be established by completing the appropriate section of the new account form).

Likewise, for the Huntington Funds you must open an account with the Huntington Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for accounts with your investment professional.

Each of the Funds reserves the right to reject any request to purchase or exchange shares.

Minimum initial and subsequent investment amounts for the Federated Funds:

The minimum initial investment amount for the Federated Prime Cash Obligations Fund’s Automated Shares is generally $25,000 and there is no minimum subsequent investment amount. The minimum initial and subsequent investment amounts for individual retirement accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment about for employer-sponsored retirement plans. The minimum investment amount for Systematic Investment Programs is $50.

The minimum initial investment amount for the Service Shares and Institutional Shares is generally $500,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.

There is no minimum initial or subsequent amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Federated Fund’s policy on “Accounts with Low Balances” as discussed in its Prospectus. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Federated Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Federated Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $25,000 for the Automated Shares (or in the case of IRAs, $250), and $25,000 for the Service Shares and Institutional Shares. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

Minimum initial and subsequent investment amounts for the Huntington Funds:

Although the Huntington Funds impose minimum subsequent investment amounts, the minimum initial purchase for the Huntington Funds is much lower than the Federated Funds. The minimum initial purchase for the Class A Shares and Institutional Shares of the Huntington Funds is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Institutional Shares the minimum subsequent investment is $500. For Class A Shares and Institutional Shares, the minimum initial and subsequent investment through the SIP is $50.

Due to the high cost of maintaining accounts with low balances, if your account balance in any one of the Huntington Funds falls below $1,000, the Huntington Trust may choose to redeem those Shares and close that account without your consent. The Huntington Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Huntington Fund’s NAV. If the Huntington Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Redemptions and Exchanges

Huntington Funds shareholders may redeem shares of the applicable Huntington Fund at its NAV. Huntington Funds shareholders may elect to use either the telephone or mail redemption procedures. The redemption price will be the NAV per share of the applicable Huntington Fund next determined after receipt by the Huntington Funds Adviser of a redemption request in proper form or, with respect to redemption by telephone, at the NAV per share next determined after receipt of a redemption request by the Huntington Funds Adviser. The Huntington Funds also offers redemption by systematic withdrawal program (“Withdrawal Program”) with an account balance of at least $10,000. Shareholders must indicate on their application if they wish to participate in the Withdrawal Program.

Shares of the applicable Federated Fund may be redeemed or exchanged any day the NYSE is open. Redemptions and exchanges of the Federated Fund may be made through a financial intermediary or directly from the Federated Fund by telephone or by mailing a written request. Shares also may be redeemed or exchanged in a minimum amount of $100 on a regular basis using a systematic withdrawal/exchange program (to use the systematic withdrawal/exchange program, an investor must complete the appropriate section of the new account form or an account service options form or contact the investor’s financial intermediary or the Federated Fund). An investor’s account value must meet the minimum initial investment amount at the time the systematic withdrawal/exchange program is established. Shares of a Federated Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Federated Fund computes its NAV.

The Shares of the Federated Funds have an exchange privilege that allows shareholders to exchange their shares for any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Federated Funds may modify or terminate the exchange privilege at any time. Likewise, the Huntington Funds have an exchange privilege that allows shareholders to exchange their shares for other Huntington Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges of the Funds may be obtained by calling, the Federated Fund at 1-800-341-7400 or the Huntington Funds at 1-800-253-0412.

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policies

Dividends and Distributions

The Federated Funds and Huntington Funds declare any dividends daily and pay them monthly to shareholders.

Huntington Funds’ shareholders who purchase Shares by check, ACH or SIP will begin earning dividends on the next business day after your order has been received by the Trust.

Federated Fund shareholders who purchase shares by wire begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Federated Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

Dividends are paid to all shareholders invested in a Federated Fund on the record date. The record date is the date on which a shareholder must officially own shares to earn a dividend.

In addition, the Federated Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements.

The Federated Funds dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

Under the federal securities laws, each of the Federated Funds and the Huntington Funds is required to provide a notice to shareholders regarding the source of distributions made by the applicable Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the applicable Fund's distributions, if applicable, is available via the link to the applicable Fund and share class name at www.Federatedinvestors.com/FundInformation or at www.huntingtonfunds.com .

Tax Information

Each Fund’s distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your shares.

Frequent Trading

Huntington Funds Frequent Trading Policies:

Given the short-term nature of the Huntington Funds’ investments and their use of the amortized cost method for calculating the NAV of their Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Huntington Funds will have significant adverse consequences for the Huntington Funds and their shareholders. For this reason and because the Huntington Funds are intended to be used as liquid short-term investments, the Huntington Trust’s policies or procedures to discourage frequent or short-term trading do not apply to the Huntington Funds. However, the Huntington Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Huntington Funds and other non-money market funds in the Huntington Trust if the Huntington Funds’ management or the Huntington Funds Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington Funds and their shareholders.

Federated Funds Frequent Trading Policies:

Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Funds will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds’ portfolios and their performance.

Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.

Portfolio Holdings Disclosure Policies

Huntington Funds:

Portfolio holdings information for the Huntington Funds is filed with the Securities and Exchange Commission (the “SEC”) monthly on Form N-MFP, with portfolio holdings information becoming publicly available sixty days after the end of the month to which the specific monthly report relates.

In addition, the Huntington Funds’ Annual and Semi-Annual reports contain complete listings of the Huntington Funds’ portfolio holdings as of the end of the Huntington Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Huntington Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Huntington Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Huntington Funds’ Annual and Semi-Annual reports are also posted on the Huntington Funds’ website at www.huntingtonfunds.com.

Federated Funds:

Information concerning the Federated Fund’s portfolio holdings as of the end of each month, as well as the Federated Fund’s dollar-weighted average portfolio maturity and weighted average life, is available via the link to the Fund and share class name at Federatedinvestors.com/FundInformation. Such information is posted on the website five business days after the end of the month and remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 holdings, and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

You may also access portfolio information as of the end of the Fund’s fiscal quarters via the link to the Fund and share class name at Federatedinvestors.com/FundInformation. The Fund’s Annual and Semi-Annual Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Federated Fund’s Form N-Q filings contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to Federated’s website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.

INFORMATION ABOUT THE REORGANIZATIONS

Description of the Agreements and Plans of Reorganization

Each Plan provides for the respective Reorganization to occur on the Closing Date, which is expected to be on or about November 20, 2015. On the Closing Date, all of the assets of each Huntington Fund (other than any deferred or prepaid expenses shown as an asset on the books of the applicable Huntington Fund on the Closing Date, which deferred or prepaid expenses (if any) will not be acquired) will be transferred to the corresponding Federated Fund. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding Huntington Funds a number of full and fractional Automated Shares, Service Shares, or the Institutional Shares of the Federated Funds (as applicable) equal in value to the aggregate NAV of the Class A Shares and Institutional Shares of the Huntington Funds (as applicable) calculated as of 4:00 p.m. on the Closing Date.

In each Reorganization, the value of the Huntington Fund’s assets to be acquired by the applicable Federated Fund shall be the value of such assets as of the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the available market quotations (or an appropriate substitute) that reflects current market conditions in accordance with Rule 2a-7(g)(1)(i)(A) (as amended) and in accordance with the Federated Fund’s valuation procedures or such valuation procedures as shall be mutually agreed upon (and approved by the respective Boards of the Federated Registrant and the Huntington Trust. At the time of each Reorganization, the NAV per share of the applicable Huntington Fund’s shares shall be computed as of the Closing Date, after the declaration and payment of any dividends and/or distributions on that date, using the Amortized Cost Method as defined in Rule 2a7(a)(2) in accordance with valuation procedures established under such rule by the Board of the Federated Registrant or such other valuation procedures as shall be mutually agreed upon and approved by the respective Boards of the Federated Registrant and the Huntington Trust).

Prior to the Reorganizations, each Huntington Fund will discharge all of its liabilities and obligations as provided in the Plans. Following the transfer of assets in exchange for Automated Shares, Service Shares or Institutional Shares of the Federated Funds (as applicable), each Huntington Fund will distribute the Automated Shares, Service Shares or Institutional Shares of the Federated Funds (as applicable) pro rata to its shareholders of Class A Shares and Institutional Shares (as applicable) of record, respectively, in complete liquidation and termination of the Huntington Funds. Shareholders of a Huntington Fund owning shares at the closing on the Closing Date of a Reorganization will receive a number of Automated Shares, Service Shares or Institutional Shares of the corresponding Federated Fund (as applicable) with the same aggregate value (determined using the Federated Funds valuation procedures as described above) as the shareholder had in the corresponding share class of the Huntington Funds immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Huntington Funds’ shareholders on the share records of the Federated Funds’ transfer agent. The Federated Funds do not issue share certificates to shareholders. The transfer of shareholder accounts from the Huntington Funds to the Federated Funds will occur automatically. It is not necessary for Huntington Fund shareholders to take any action to actually effect the transfer.

Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Huntington Trust and Federated of an opinion to the effect that the applicable Reorganization will be tax-free to the applicable Huntington Fund, its shareholders and the Federated Funds. One or more Plans may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true in all material respects or the Federated Funds Board or Huntington Funds Board determines that the Reorganizations are not in the best interest of the applicable Federated Funds or corresponding Huntington Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne as contemplated in the Plans. See “Information About the Reorganizations – Costs of the Reorganizations” in this Prospectus/Proxy Statement for additional information.

The foregoing brief summary of the Plans is qualified in its entirety by the terms and provisions of the respective Plan. Copies of the Plans for the Reorganization are attached hereto as Annex A and incorporated herein by reference.

Agreement Among Federated, Parent and The Huntington Funds Adviser

Federated entered into a Purchase Agreement with the Huntington Funds Adviser and Parent dated as of September __, 2015 (“Purchase Agreement”) regarding the sale by the Huntington Funds Adviser to Federated of certain assets relating to the Huntington Funds Adviser’s business of providing investment advisory services to the Huntington Funds, the Huntington Funds Adviser’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable Huntington Fund will become shareholders of the corresponding Federated Fund. If this occurs, the Huntington Funds Adviser or its affiliates may be entitled to receive compensation under the Purchase Agreement in an amount calculated on the amount of the assets of the Huntington Funds, provided that the amount of the assets of the Huntington Funds exceeds the threshold amount provided in the Purchase Agreement.

Under the Purchase Agreement, Federated, Parent and the Huntington Funds Adviser have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and with respect to the Reorganizations subject to compliance with its fiduciary duties, to use commercially reasonable efforts not to cause (and to prevent their respective affiliates from causing) a violation of Section 15(f) in connection with the Reorganizations. Without limiting the foregoing, each of Federated, Parent and the Huntington Funds Adviser, subject to compliance with its fiduciary duties, shall use commonly reasonable efforts to cause the Federated Funds Board to take such actions as are necessary to ensure that: (i) at least 75% of the Federated Funds Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds’ investment adviser or any interested person: (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations and (iii) each vacancy on the Federated Funds Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Huntington Funds Adviser.

It also is anticipated that Parent, or its affiliates may, under agreements with one or more subsidiaries of Federated, be entitled to receive distribution or servicing fees on shareholder accounts for which it serves as the broker/dealer or intermediary of record and performs services. However, Parent would no longer receive fees from the Huntington Funds, the Huntington Funds Adviser or their affiliates with respect to those accounts. For more information with respect to applicable arrangements for the payment of servicing and/or distribution fees, see “Comparative Fee Tables” above.

In addition, it is anticipated that the Huntington Funds Adviser or its affiliates may, under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid supplemental payments for services rendered based on a percentage of the value of the shares of the Federated Funds that are held by shareholders. These payments may be significant.

The Huntington Funds Adviser, Parent, Federated and/or their affiliates have agreed upon which entities as between them will be responsible for all (or certain portions of) the transaction costs (as defined in the Plans) of the Reorganizations, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

Costs of the Reorganizations

Under the Plans, the Huntington Funds and the Federated Funds will not bear any expenses associated with their participation in the Reorganizations, except as contemplated below and under Article IX of each Plan, a form of which is attached as Annex A and incorporated herein by reference. Federated and/or the Huntington Funds Adviser, or their affiliates, will bear certain expenses associated with the Huntington Funds’ and the Federated Funds’ participation in the Reorganizations as agreed between them. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the registration statement on Form N-14 which includes this Prospectus/Proxy Statements; (f) solicitation costs of the transactions; and (g) other related administrative or operational costs. Each of the foregoing expenses will be borne by Federated, the Huntington Funds Adviser, or their affiliates, as agreed between Federated and the Huntington Funds Adviser, and will not be borne by the Funds. The Federated Funds will bear expenses associated with the qualification of Federated Fund shares for sale in the various states on an as-incurred basis. In addition, to the extent that any disposal of portfolio securities is determined to be necessary in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Funds also may dispose of certain securities, and acquire replacement securities, after the Reorganizations are consummated in the ordinary course. The amount of transaction costs incurred by each Huntington Fund and each Federated Fund in connection with these potential sales and acquisitions of portfolio securities is not expected to be significant.

Description of the Huntington Funds and Federated Funds Capitalization

The shares of the Federated Fund to be issued to shareholders of the applicable Huntington Fund under the Plan will be fully paid and non-assessable when issued (except as described in each Federated Fund’s Registration Statement), transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of each Federated Fund provided herewith for additional information about the shares of each Federated Fund.

The following tables set forth the unaudited capitalization of the Huntington Funds shares and the Federated Funds’ shares as of the dates specified, and on a pro forma combined basis after giving effect to each Reorganization.

The following table sets forth the unaudited capitalization of the Huntington Money Market Fund into Federated Prime Cash Obligations Fund as of August 31, 2015.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Huntington Money Market Fund – Class A Shares	$135,443,253	135,544,083	$1.00
Adjustment[2]	$100,830	—
Federated Prime Cash Obligations Fund– Automated Shares	$116,739,615	116,739,586	$1.00

Federated Prime Cash Obligations Fund, Pro Forma Combined – Automated Shares	$252,283,698	252,283,669	$1.00

Huntington Money Market – Institutional Shares	$100,783,040	100,843,960	$1.00
Adjustment[2]	$60,920	—	$1.00
Federated Prime Cash Obligations Fund – Institutional Shares	$11,356,129,298	11,356,142,331	$1.00

Federated Prime Cash Obligations Fund, Pro Forma Combined – Institutional Shares	$11,456,973,258	11,456,986,291	$1.00
1	Does not reflect additional $4,578,171,845 in net assets of Federated Prime Cash Obligations Fund represented by other share classes.
2	Adjustment to reflect a capital contribution necessary to facilitate the transfer of Huntington Money Market Fund assets at the NAV of Federated Prime Cash Obligations Fund.

The following table sets forth the unaudited capitalization of the Huntington U.S. Treasury Money Market Fund into Federated Treasury Obligations Fund as of August 31, 2015.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Huntington U.S. Treasury Money Market Fund – Class A Shares	$87,484,876	87,509,856	$1.00
Federated Treasury Obligations Fund – Service Shares	$3,829,444,271	3,829,402,021	$1.00

Federated Treasury Obligations Fund, Pro Forma Combined – Service Shares	$3,916,929,147	$3,916,911,877	$1.00

Huntington U.S. Treasury Money Market Fund – Institutional Shares	$782,325,770	782,269,254	$1.00
Federated Treasury Obligations Fund – Institutional Shares	$20,725,735,730	20,725,477,248	$1.00

Federated Treasury Obligations Fund, Pro Forma Combined – Institutional Shares	$21,508,061,500	21,507,746,502	$1.00

1	Does not reflect additional $3,164,856,077 in net assets of Federated Treasury Obligations Fund represented by other share classes.

Federal Income Tax Consequences

As a condition to each Reorganization, the applicable Federated Fund and the Huntington Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Huntington Fund and Federated Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by the Federated Fund upon its receipt of the Huntington Fund’s assets in exchange for shares of the Federated Fund;
•	no gain or loss will be recognized by the Huntington Fund upon transfer of its assets to the Federated Fund solely in exchange for shares of the Federated Fund;
•	no gain or loss will be recognized by shareholders of the Huntington Fund upon exchange of their shares for shares of the Federated Fund;
•	the aggregate tax basis of the shares of the Federated Fund received by a shareholder of the Huntington Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Huntington Fund shares held by such shareholder immediately prior to the Reorganization;
•	the holding period of each Federated Fund’s shares received by shareholders of the Huntington Fund will include the period during which the Huntington Fund shares exchanged therefor were held by such shareholder, provided the shares of the Huntington Fund were held as capital assets at the time of the Reorganization;
•	the tax basis of the Huntington Fund’s assets acquired by the Federated Fund will be the same as the tax basis of such assets to the Huntington Fund immediately prior to the Reorganization; and
•	the holding period of the assets of the Huntington Fund in the hands of the Federated Fund will include the period during which those assets were held by the Huntington Fund.

The opinion provided in connection with a Reorganization may be based on customary assumptions and such representations as tax counsel may reasonably request and are reasonably acceptable to counsel for the Huntington Fund and each Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Huntington Fund or the Huntington Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The requirement that the above-described opinion be provided in connection with each Reorganization cannot be waived by either Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the applicable Huntington Fund would recognize a taxable gain or loss equal to the difference between the shareholder’s tax basis in the shareholder’s shares of the Huntington Funds and the fair market value of the shares of the Federated Fund received in exchange therefor.

See the discussion under the section entitled “Summary --Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganization, including (without limitation) information on the Fund’s unrealized gains/losses and capital loss carryforwards, and the possibility that the Huntington Fund may make distributions (which may be taxable) of ordinary income and/or realized capital gains to its respective shareholders prior to the Reorganization being consummated.

Shareholders of the Huntington Funds should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about the state and local tax consequences, if any, of the Reorganizations.

Comparative Information on Shareholder Rights

The Huntington Funds and Federated Registrant are open-end, management investment companies. The Huntington Funds was established under the laws of the State of Delaware. The Federated Registrant was established under the laws of Massachusetts.

The rights of shareholders of the Federated Registrant and the Huntington Funds are defined by their respective organizational documents and state law. The chart in Annex C attached hereto describes some of the differences between your rights as a shareholder of the Huntington Funds and your rights as a shareholder of the applicable Federated Funds.

INFORMATION ABOUT FEDERATED FUNDS AND HUNTINGTON FUNDS

Where to Find Additional Information

Information about the Huntington Funds is included in their Prospectuses and their SAIs dated April 30, 2015, as supplemented, each of which is incorporated herein by reference. Information about the Federated Prime Cash Obligations Fund’s Automated Shares and Institutional Shares is included in its Prospectus dated June 2, 2015, and September 30, 2014, respectively, and its SAI; and information about the Federated Treasury Obligations Fund is included in its Prospectus dated September 30, 2014, and its SAI. A copy of each Federated Fund’s prospectus accompanies this Prospectus/Proxy Statement and is incorporated herein by reference. Copies of the SAIs of the Federated Funds, the Prospectuses and SAIs of the Huntington Funds and the SAI dated October 8, 2015, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Federated Fund at 1-800-341-7400 or the Huntington Funds at 1-800-253-0412 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or writing the Huntington Funds at P.O. Box 6110, Indianapolis, Indiana 46206-6110. The Prospectus and SAIs of the Huntington Funds can be found electronically at www.huntingtonfunds.com. The Prospectuses and SAIs of the Federated Funds are also available electronically on Federated’s website at FederatedInvestors.com.

The Huntington Trust, and the Federated Registrant, on behalf of their Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, information statements and other information filed by the Huntington Trust and by the Federated Registrant, on behalf of their Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Huntington Funds is entitled to one vote and each fractional share is entitled to a fractional vote. Any shareholder may vote a portion of his or her shares in favor of a proposal and refrain from voting the remaining shares or vote against the proposal, but if the shareholder fails to specify the number of shares which are to vote affirmatively, it will be conclusively presumed that the shareholder is approving the vote with respect to the total shares that the shareholder is entitled to vote.

A shareholder may vote the shares owned of record either in person or by proxy. No proxy shall be valid 11 months from its date unless otherwise provided in the proxy. Any person entitled to vote has the power to revoke his or her proxy at any time prior to the vote by writing to the Huntington Funds stating the proxy is revoked or by executing a subsequent proxy, or by attending the meeting and voting in person. A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.

In order to hold the Special Meeting, a “quorum” of shareholders of the Huntington Funds must be present. Thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders' meeting shall constitute a quorum at such meeting. When a separate vote by one or more Series or classes is required, thirty-three and one-third percent (33-1/3%) of the Shares of each such Series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders' meeting of such Series or class. Any meeting of shareholders may be adjourned from time to time by a majority of votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, or by the chairperson of the meeting, and the meeting may be held as adjourned without further notice if held within 180 days after the record date, unless a new record date has been set.

Shareholder approval with respect to the proposals requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the Huntington Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Huntington Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Huntington Fund.

For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

The meeting may be adjourned from time to time by the vote of the majority of the shares represented at the meeting, either in person or by proxy whether or not a quorum is present. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

Huntington Funds

At the close of business on the Record Date, Officers and Trustees of the Huntington Funds owned _________ of each class of the Huntington Money Market Fund’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, Officers and Trustees of the Huntington Funds owned _________ of each class of the Huntington U.S. Treasury Money Market Fund’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Huntington Money Market Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Huntington U.S. Treasury Money Market Fund:

[To Be Filed By Amendment]

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

At the close of business on the Record Date, Officers and Trustees of the Federated Funds owned _______ of each class of the Federated Prime Cash Obligations Fund’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, Officers and Trustees of the Federated Funds owned _______ of each class of the Federated Treasury Obligations Fund’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Federated Prime Cash Obligations Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Federated Treasury Obligations Fund:

[To Be Filed By Amendment]

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Interests of Certain Persons

The Federated Funds are managed by the Federated Funds Adviser. The Federated Funds Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as directors of Federated Investors, Inc. J. Christopher Donahue also serves as Chief Executive Officer of Federated Investors, Inc. John F. Donahue serves as Chairman of the Board of Directors.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Huntington Funds are not required, and do not intend, to hold regular annual meetings of shareholders. All shareholder communications should be directed to The Huntington Trust’s Secretary at 2960 North Meridian Street, Indianapolis, IN 46208. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Huntington Funds, at 2960 North Meridian Street, Indianapolis, IN 46208, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Huntington Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

Jay S. Fitton

Secretary

October 8, 2015

ANNEX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

(Huntington Money Market Fund)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____, 2015, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of its series, Federated Prime Cash Obligations Fund (the “Surviving Fund”), and The Huntington Funds, a Delaware statutory trust, with its principal place of business at 41 South High Street, Columbus, OH 43287 (the “Reorganizing Fund Registrant”), on behalf of Huntington Money Market Fund (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A Shares and Institutional Shares) (the “Reorganizing Fund Shares”) in exchange solely for Automated Shares and Institutional Shares, respectively, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares (Automated Shares and Institutional Shares) to the holders of the outstanding shares of the Reorganizing Fund (Class A Shares and Institutional Shares, respectively), and (iii) the liquidation and termination of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”). The Reorganizing Fund also offers Interfund Shares which are currently available for purchase only by other series of the Reorganizing Fund Registrant and which are not expected to be transferred to the Surviving Fund as part of the Reorganization.

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively, the Surviving Fund Registrant and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Funds are authorized to issue their shares of beneficial interests;

WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

WHEREAS, the Trustees of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND TERMINATION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares determined by multiplying (a) the outstanding shares of each class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value (“NAV”) per share of such class of the Reorganizing Fund Shares computed in the manner as of the time and date set forth in paragraph 2.2 by (y) the NAV per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of all cash, securities, commodities, interests in futures and dividends, or interest receivable and other assets (except as provided in the next sentence), owned by the Reorganizing Fund as of the Closing Date. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, to the extent that they do not have continuing value to the Surviving Fund.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to or as of the Closing Date. For the avoidance of doubt, the Surviving Fund shall not assume any liabilities or obligations of the Reorganizing Fund in connection with the Reorganization. Any liabilities or obligations not discharged by the Reorganizing Fund as of the Closing Date shall be assumed by Huntington Asset Advisors, Inc. (“Reorganizing Fund Adviser”) as of the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its liquidation and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate NAV of the Reorganizing Fund Shares computed in the manner set forth in paragraph 2.2, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time, as a condition of such issuance and transfer, shall be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be liquidated and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date; provided, however, that the Reorganizing Fund shall maintain on a confidential basis (except for disclosures required by applicable law) a copy of any books and records required to be maintained by it under the 1940 Act and the rules and regulations thereunder.

1.10 OTHER REORGANIZATION-SPECIFIC MATTERS.

In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to a Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed as of the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(g)(1)(i)(A) (as amended) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2 VALUATION OF SHARES. The NAV per share of each class of Surviving Fund Shares and Reorganizing Fund Shares shall be the NAV per share of such class of Surviving Fund Shares or Reorganizing Fund Shares, as the case may be, computed as of the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards)

2.3 SHARES TO BE ISSUED. The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund. The Surviving Fund and the Reorganizing Fund agree, between the date of this Agreement and the closing, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Surviving Fund and those determined in accordance with the pricing policies and procedures of the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about November 20, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). The closing shall be deemed to commence at 4:00 p.m. Eastern Time on the Closing Date. The closing shall be considered escrowed from and after such time on the Closing Date until the successful completion of the operational conversion and transfer to the Reorganizing Fund’s assets, discharge of the Reorganizing Fund’s liabilities and issuance of the Surviving Funds shares contemplated by this Agreement have been confirmed, which is expected to be on the next business day following the Closing Date. All documents required by the parties to be delivered at the closing shall be dated the Closing Date and all acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree. Upon the parties confirming the successful completion of the actions, and subject to the conditions precedent to Closing set forth in this Agreement remaining satisfied or having been waived by the relevant party, the Closing shall be automatically released from escrow, and the Closing shall have been deemed to have been consummated at 4:00 p.m. Eastern Time on the Closing Date

3.2 CUSTODIAN’S CERTIFICATE. The Huntington National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored that is mutually acceptable to the parties.

3.4 TRANSFER AGENT’S CERTIFICATE. Huntington Asset Services, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding Reorganizing Fund Shares owned by each such shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president, secretary or other officer certificates, custodian and transfer agent instructions and certificates, tax opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund Shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Reorganizing Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.
e)	The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts relating to the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of December 31, 2014, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	The unaudited financial statements of the Reorganizing Fund as of June 30, 2015, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i)	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the net assets of the Reorganizing Fund shall not constitute a material adverse change.
j)	As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the NAV of the Reorganizing Fund or the NAV per share of any class or series of Reorganizing Fund Shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k)	The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)	All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects, and all federal and other taxes (whether or not shown as due on such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
n)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in its registration statement) by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the closing, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares. In addition, the Reorganizing Fund’s Interfund Shares will be terminated by the Reorganizing Fund Registrant’s Board prior to the time of the closing.
o)	As of the closing, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.
p)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund. Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)	The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)	The Reorganizing Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for and elected treatment as a “regulated investment company” under Subchapter M of the Code (“RIC”) and has been eligible to compute and has computed its federal income tax under Section 852 of the Code for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all of the requirements for such qualification for the taxable year ending on the Closing Date; the assets of the Reorganizing Fund will be invested at all times through the Closing Date in a manner than ensures compliance with the foregoing; the Reorganizing Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and the Reorganizing Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to its shareholders, and is not liable for any material penalties which could be imposed thereunder.
t)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund shareholders as described in paragraph 5.2.
u)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a duly established and designated, separate series of a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts.
b)	The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund Shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Surviving Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to and accepted by the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of July 31, 2014 and for the fiscal year then ended and the unaudited financial statements of the Surviving Fund as of February 28, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund. For the purposes of this sub-paragraph (g), a decline in the net assets of the Surviving Fund shall not constitute a material adverse change.
h)	All federal and other tax returns and reports of the Surviving Fund required by law to be filed (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects, and all federal and other taxes (whether or not shown as due on such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
i)	All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in the Registration Statement) by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
k)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, as of the closing, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Surviving Fund is a “fund” as defined in Section 851(g)(2) of the Code; it has qualified for and elected treatment as a RIC and has been eligible to compute and has computed its federal income tax under Section 852 of the Code for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all of the requirements for such qualification for its current taxable year; the Surviving Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it, and the Surviving Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Surviving Fund, and the Surviving Fund Registrant with respect to the Surviving Fund, has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund has been and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund, or the Surviving Fund Registrant with respect to the Surviving Fund, that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now or at any time in the past, or (b) the Surviving Fund Registrant’s ability to enter into this Agreement on behalf of the Surviving Fund or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.
q)	The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Reorganizing Fund and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

[Placeholder for Due Diligence Completion or Issues]

Any comments from the Commission’s staff on or in connection with the preliminary or final Registration Statement filed with the Commission shall have been resolved to the satisfaction of the Surviving Fund and its investment adviser, Federated Investment Management Company, and such Registration Statement shall have been declared effective and delivered to the Reorganizing Fund shareholders as of the record date set forth therein.

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

The condition to closing in Section 7.4.8 of the Purchase Agreement, dated [ ] [ ], 2015, by and among Federated Investors, Inc., the Reorganizing Fund Adviser and The Huntington National Bank (“Parent”) relating to certain contribution, reimbursement and other payment obligations to the Reorganizing Fund, shall have been satisfied by the Reorganizing Fund Adviser and/or Parent, or waived by Federated Investors, Inc. (and such contribution, reimbursement and other payment obligations satisfied by the Reorganizing Fund Adviser and/or Parent or Federated Investors, Inc.).

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding Reorganizing Fund Shares in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in termination and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated Investors, Inc. or its affiliates (collectively, “Federated”), and/or the Reorganizing Fund Adviser or its affiliates, will bear (as agreed between them in the Purchase Agreement (as defined above)) certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, either the Reorganizing Fund and/or the Surviving Fund may incur transaction expenses associated with the sale and purchase of portfolio securities.

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Reorganizing Fund or the Surviving Fund, as the case may be, as a RIC.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party (and each party hereby disclaims the existence and veracity of) any representation, warranty, covenant, statement and/or understanding (including, without limitation, regarding assets, economics, compliance or other matters) not set forth herein, and that this Agreement constitutes the entire agreement between the parties, and supersedes any prior representation, warranty, covenant, statement and/or understanding between the parties, with respect to the Reorganization.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, as between the parties to this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Trustees or their respective officers, but the Reorganizing Fund Adviser and Federated shall bear (as agreed between them in the Purchase Agreement) the expenses incurred by each of them incidental to the preparation and carrying out of this Agreement as provided in Article IX.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that, as between the parties to this Agreement, the obligations of the Surviving Fund Registrant and the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant personally, but shall bind only the property of the Surviving Fund, as provided in the Declaration of Trust of the Surviving Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Surviving Fund Registrant on behalf of the Surviving Fund and signed by authorized officers of the Surviving Fund Registrant, acting as such. As between the parties to this Agreement, neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the Declaration of Trust of the Surviving Fund Registrant.

13.6 It is expressly agreed that, as between the parties to this Agreement, the obligations of the Reorganizing Fund Registrant and the Reorganizing Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Reorganizing Fund Registrant personally, but shall bind only the property of the Reorganizing Fund, as provided in the Declaration of Trust of the Reorganizing Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Reorganizing Fund Registrant on behalf of the Reorganizing Fund and signed by authorized officers of the Reorganizing Fund Registrant, acting as such. As between the parties to this Agreement, neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund as provided in the Declaration of Trust of the Reorganizing Fund Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONEY MARKET OBLIGATIONS TRUST

on behalf of its portfolio,
Federated Prime Cash Obligations Fund

By:

Name: John W. McGonigle

Title: Secretary

THE HUNTINGTON FUNDS

on behalf of its portfolio,
Huntington Money Market Fund

By:

Name:

Title:

AGREEMENT AND PLAN OF REORGANIZATION

(Huntington U.S. Treasury Money Market Fund)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____, 2015, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of its series, Federated Treasury Obligations Fund (the “Surviving Fund”), and The Huntington Funds, a Delaware statutory trust, with its principal place of business at 41 South High Street, Columbus, OH 43287 (the “Reorganizing Fund Registrant”), on behalf of Huntington U.S. Treasury Money Market Fund (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A Shares and Institutional Shares) (the “Reorganizing Fund Shares”) in exchange solely for Service Shares and Institutional Shares, respectively, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares (Service Shares and Institutional Shares) to the holders of the outstanding shares of the Reorganizing Fund (Class A Shares and Institutional Shares, respectively), and (iii) the liquidation and termination of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively, the Surviving Fund Registrant and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Funds are authorized to issue their shares of beneficial interests;

WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

WHEREAS, the Trustees of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND TERMINATION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares determined by multiplying (a) the outstanding shares of each class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value (“NAV”) per share of such class of the Reorganizing Fund Shares computed in the manner as of the time and date set forth in paragraph 2.2 by (y) the NAV per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of all cash, securities, commodities, interests in futures and dividends, or interest receivable and other assets (except as provided in the next sentence), owned by the Reorganizing Fund as of the Closing Date. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, to the extent that they do not have continuing value to the Surviving Fund.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to or as of the Closing Date. For the avoidance of doubt, the Surviving Fund shall not assume any liabilities or obligations of the Reorganizing Fund in connection with the Reorganization. Any liabilities or obligations not discharged by the Reorganizing Fund as of the Closing Date shall be assumed by Huntington Asset Advisors, Inc. (“Reorganizing Fund Adviser”) as of the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its liquidation and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate NAV of the Reorganizing Fund Shares computed in the manner set forth in paragraph 2.2, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time, as a condition of such issuance and transfer, shall be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be liquidated and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date; provided, however, that the Reorganizing Fund shall maintain on a confidential basis (except for disclosures required by applicable law) a copy of any books and records required to be maintained by it under the 1940 Act and the rules and regulations thereunder.

1.10 OTHER REORGANIZATION-SPECIFIC MATTERS.

In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to a Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed as of the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(g)(1)(i)(A) (as amended) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2 VALUATION OF SHARES. The NAV per share of each class of Surviving Fund Shares and Reorganizing Fund Shares shall be the NAV per share of such class of Surviving Fund Shares or Reorganizing Fund Shares, as the case may be, computed as of the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards)

2.3 SHARES TO BE ISSUED. The number of shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund. The Surviving Fund and the Reorganizing Fund agree, between the date of this Agreement and the closing, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Surviving Fund and those determined in accordance with the pricing policies and procedures of the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about November 20, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). The closing shall be deemed to commence at 4:00 p.m. Eastern Time on the Closing Date. The closing shall be considered escrowed from and after such time on the Closing Date until the successful completion of the operational conversion and transfer to the Reorganizing Fund’s assets, discharge of the Reorganizing Fund’s liabilities and issuance of the Surviving Funds shares contemplated by this Agreement have been confirmed, which is expected to be on the next business day following the Closing Date. All documents required by the parties to be delivered at the closing shall be dated the Closing Date and all acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree. Upon the parties confirming the successful completion of the actions, and subject to the conditions precedent to Closing set forth in this Agreement remaining satisfied or having been waived by the relevant party, the Closing shall be automatically released from escrow, and the Closing shall have been deemed to have been consummated at 4:00 p.m. Eastern Time on the Closing Date

3.2 CUSTODIAN’S CERTIFICATE. The Huntington National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored that is mutually acceptable to the parties.

3.4 TRANSFER AGENT’S CERTIFICATE. Huntington Asset Services, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding Reorganizing Fund Shares owned by each such shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president, secretary or other officer certificates, custodian and transfer agent instructions and certificates, tax opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund Shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Reorganizing Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.
e)	The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts relating to the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of December 31, 2014, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	The unaudited financial statements of the Reorganizing Fund as of June 30, 2015, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i)	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the net assets of the Reorganizing Fund shall not constitute a material adverse change.
j)	As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the NAV of the Reorganizing Fund or the NAV per share of any class or series of Reorganizing Fund Shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k)	The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)	All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects, and all federal and other taxes (whether or not shown as due on such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
n)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in its registration statement) by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the closing, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o)	As of the closing, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.
p)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund. Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)	The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)	The Reorganizing Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for and elected treatment as a “regulated investment company” under Subchapter M of the Code (“RIC”) and has been eligible to compute and has computed its federal income tax under Section 852 of the Code for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all of the requirements for such qualification for the taxable year ending on the Closing Date; the assets of the Reorganizing Fund will be invested at all times through the Closing Date in a manner than ensures compliance with the foregoing; the Reorganizing Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and the Reorganizing Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to its shareholders, and is not liable for any material penalties which could be imposed thereunder.
t)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund shareholders as described in paragraph 5.2.
u)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a duly established and designated, separate series of a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts.
b)	The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund Shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Surviving Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to and accepted by the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of July 31, 2014, and for the fiscal year then ended, and the unaudited financial statements of the Surviving Fund as of February 28, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund. For the purposes of this sub-paragraph (g), a decline in the net assets of the Surviving Fund shall not constitute a material adverse change.
h)	All federal and other tax returns and reports of the Surviving Fund required by law to be filed (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects, and all federal and other taxes (whether or not shown as due on such returns and reports) have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted or proposed with respect to such returns.
i)	All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable (except as described in the Registration Statement) by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
k)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, as of the closing, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Surviving Fund is a “fund” as defined in Section 851(g)(2) of the Code; it has qualified for and elected treatment as a RIC and has been eligible to compute and has computed its federal income tax under Section 852 of the Code for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all of the requirements for such qualification for its current taxable year; the Surviving Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it, and the Surviving Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Surviving Fund, and the Surviving Fund Registrant with respect to the Surviving Fund, has been and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund has been and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund, or the Surviving Fund Registrant with respect to the Surviving Fund, that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now or at any time in the past, or (b) the Surviving Fund Registrant’s ability to enter into this Agreement on behalf of the Surviving Fund or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.

The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Reorganizing Fund and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

[Placeholder for Due Diligence Completion or Issues]

Any comments from the Commission’s staff on or in connection with the preliminary or final Registration Statement filed with the Commission shall have been resolved to the satisfaction of the Surviving Fund and its investment adviser, Federated Investment Management Company, and such Registration Statement shall have been declared effective and delivered to the Reorganizing Fund shareholders as of the record date set forth therein.

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

The condition to closing in Section 7.4.8 of the Purchase Agreement, dated [ ] [ ], 2015, by and among Federated Investors, Inc., the Reorganizing Fund Adviser and The Huntington National Bank (“Parent”) relating to certain contribution, reimbursement and other payment obligations to the Reorganizing Fund, shall have been satisfied by the Reorganizing Fund Adviser and/or Parent, or waived by Federated Investors, Inc. (and such contribution, reimbursement and other payment obligations satisfied by the Reorganizing Fund Adviser and/or Parent or Federated Investors, Inc.).

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding Reorganizing Fund Shares in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in termination and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated Investors, Inc. or its affiliates (collectively, “Federated”), and/or the Reorganizing Fund Adviser or its affiliates, will bear (as agreed between them in the Purchase Agreement (as defined above)) certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Proxy Materials; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, either the Reorganizing Fund and/or the Surviving Fund may incur transaction expenses associated with the sale and purchase of portfolio securities.

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Reorganizing Fund or the Surviving Fund, as the case may be, as a RIC.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party (and each party hereby disclaims the existence and veracity of) any representation, warranty, covenant, statement and/or understanding (including, without limitation, regarding assets, economics, compliance or other matters) not set forth herein, and that this Agreement constitutes the entire agreement between the parties, and supersedes any prior representation, warranty, covenant, statement and/or understanding between the parties, with respect to the Reorganization.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, as between the parties to this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Trustees or their respective officers, but the Reorganizing Fund Adviser and Federated shall bear (as agreed between them in the Purchase Agreement) the expenses incurred by each of them incidental to the preparation and carrying out of this Agreement as provided in Article IX.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that, as between the parties to this Agreement, the obligations of the Surviving Fund Registrant and the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant personally, but shall bind only the property of the Surviving Fund, as provided in the Declaration of Trust of the Surviving Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Surviving Fund Registrant on behalf of the Surviving Fund and signed by authorized officers of the Surviving Fund Registrant, acting as such. As between the parties to this Agreement, neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the Declaration of Trust of the Surviving Fund Registrant.

13.6 It is expressly agreed that, as between the parties to this Agreement, the obligations of the Reorganizing Fund Registrant and the Reorganizing Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Reorganizing Fund Registrant personally, but shall bind only the property of the Reorganizing Fund, as provided in the Declaration of Trust of the Reorganizing Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Reorganizing Fund Registrant on behalf of the Reorganizing Fund and signed by authorized officers of the Reorganizing Fund Registrant, acting as such. As between the parties to this Agreement, neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund as provided in the Declaration of Trust of the Reorganizing Fund Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONEY MARKET OBLIGATIONS TRUST

on behalf of its portfolio,
Federated Treasury Obligations Fund

By:

Name: John W. McGonigle

Title: Secretary

THE HUNTINGTON FUNDS

on behalf of its portfolio,
Huntington U.S. Treasury Money Market Fund

By:

Name:

Title:

ANNEX B

FINANCIAL HIGHLIGHTS

HUNTINGTON FUNDS

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

(For a share outstanding throughout each year ended December 31)

	Net Asset Value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investmen t operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MONEY MARKET FUND							
Institutional Shares							
2010	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2011	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2012	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2013	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2014	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
Class A Shares							
2010	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2011	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2012	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2013	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2014	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND							
Institutional Shares							
2010	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2011	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	—(b)
2012	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2013	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2014	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
Class A Shares							
2010	$1.00	—(b)	—(b)	—(b)	—(b)	—	—(b)
2011	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	—(b)
2012	$1.00	—(b)	—(b)	—(b)	—	—	—
2013	$1.00	—	—(b)	—(b)	—	—	—
2014	$1.00	—	—(b)	—(b)	—	—	—

(a) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b) Amount is less than $0.005.

(c) Rounds to less than 0.005%

Net Asset Value, end of year	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Net Assets, end of year (000 omitted)
$1.00	0.01%	0.31%	0.01%	0.88%	$214,981
$1.00	0.01%	0.24%	0.01%	0.84%	$262,067
$1.00	0.01%	0.23%	0.01%	0.86%	$240,924
$1.00	0.01%	0.12%	0.01%	0.84%	$208,783
$1.00	0.01%	0.08%	0.01%	0.86%	$153,460
$1.00	0.01%	0.32%	0.01%	1.13%	$134,974
$1.00	0.01%	0.24%	0.01%	1.09%	$ 97,936
$1.00	0.01%	0.23%	0.01%	1.11%	$105,688
$1.00	0.01%	0.12%	0.01%	1.09%	$136,589
$1.00	0.01%	0.08%	0.01%	1.11%	$142,814
$1.00	0.01%	0.15%	0.01%	0.76%	$312,870
$1.00	0.01%	0.07%	0.01%	0.74%	$251,704
$1.00	0.01%	0.09%	0.01%	0.74%	$737,310
$1.00	0.04%	0.04%	0.04%	0.69%	$977,168
$1.00	0.03%	0.03%	0.03%	0.73%	$968,006
$1.00	0.01%	0.15%	0.01%	1.01%	$ 74,845
$1.00	0.01%	0.07%	0.01%	0.99%	$ 83,204
$1.00	—%	0.09%	—%(c)	0.99%	$108,885
$1.00	—%	0.08%	—%	0.94%	$130,827
$1.00	—%	0.06%	—%	0.98%	$ 96,738

FEDERATED FUNDS

The Financial Highlights tables that follow are intended to help you understand each Federated Fund’s financial performance for the fiscal years ended as noted. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by __________ . __________ is an independent registered public accounting firm, whose reports, along with the Funds’ audited financial statements, are included in the Annual Reports which are available upon request .

Financial Highlights–Federated Prime Cash Obligations Fund-Institutional Shares

[TO BE FILED BY AMENDMENT]

Financial Highlights–Federated Treasury Obligations Fund-Institutional Shares

[TO BE FILED BY AMENDMENT]

Financial Highlights–Federated Treasury Obligations Fund-Service Shares

[TO BE FILED BY AMENDMENT]

ANNEX C

RIGHTS OF SHAREHOLDERS

CATEGORY	HUNTINGTON FUNDS [DELAWARE]	MONEY MARKET OBLIGATIONS TRUST [MASSACHUSETTS]
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	A majority of the Board may, without vote or consent of the Shareholders, convert the Trust into another Delaware business entity, subject to the provisions of the Declaration of Trust.	None
Exchange Rights (other than the right/privilege to exchange for shares of other funds as provided in the Funds’ prospectuses)	The Board has the power and authority to sell or exchange any or all of the assets of the Trust subject to the provisions of the Declaration of Trust.	None
Annual Meetings	Not required	Not required
Right to Call Shareholder Meetings	None	Shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of all series or classes entitled to vote.
Notice of Meetings	Sent or otherwise given not less than 7 nor more than 93 days before the date of the meeting.	Shareholders shall be entitled to at least 15 days notice of any meeting.
Record Date for Meetings	The Board may fix in advance a record date which shall not be more than 180 days nor less than 7 days before the date of any meeting.	Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.
Quorum for Meetings	Except when a larger quorum is required by applicable law, the By-Laws or by another provision of the Declaration of Trust, 33-1/3% of the outstanding shares present in person or represented by proxy and entitled to vote at a shareholder’s meeting shall constitute a quorum at such meeting. When a separate vote by one or more series or classes is required, 33-1/3% of the shares of each such series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a shareholder’s meeting of such series or class, except when a larger quorum is required by applicable law, the By-Laws or another provision of the Declaration of Trust.	Except when otherwise required by law, the presence in person or by proxy of the holders of 25 percent of the share entitled to vote constitutes a quorum at any meeting of shareholders.
Vote Required for Election of Trustees	A plurality of the votes cast at a shareholders’ meeting	Same
Adjournment of Meetings	Whether or not a quorum is present, a shareholders’ meeting may be adjourned by a majority of the votes cast by the shareholders present in person or by proxy, or by the chairperson of the meeting.	If a quorum shall not be present, the shareholders present in person or by proxy holding a majority of the shares present may by vote adjourn the meeting until a quorum shall be present.
Removal of Trustees by Shareholders	Shareholders have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder	A Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares
Personal Liability of Officers and Trustees

No Trustee shall be subject to any personal liability whatsoever in tort, contract or otherwise, to any person or entity in connection with the assets or affairs of the Trust or of any Series or class, except for that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her duties.

The Trust is required to indemnify (from the assets of one or more Series to which the conduct in question relates) each person who is, has been or becomes a Trustee against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise or which may be threatened against the Trustee while in office or thereafter due to his or her service as a Trustee. The Trust shall not be obligated to indemnify a Trustee if it has been determined, in accordance with the procedures set forth in the Declaration of Trust, that the Trustee (i) did not act in good faith in the reasonable belief that such his or her action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful.

Provided they have acted under the belief that their actions are in the best interest of the Trust, the Trustee and officers shall not be responsible for or liable in any event for neglect or wrong doing by them or any officer, agent, employee, investment adviser or principal underwriter of the Trust or of any entity providing administrative services for the Trust, but nothing herein contained shall protect any Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Personal Liability of Shareholders	If any Shareholder (or former Shareholder) shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder, the Trust may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholder or former Shareholder for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Federated Trust. To protect its shareholders, the Federated Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Federated Trust.

In the unlikely event a shareholder is held personally liable for the Federated Trust’s obligations, the Federated Trust is required by the Declaration of Trust to use its property to protect or compensation the shareholder. On request, the Federated Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Right of Inspection	The share register and the Declaration of Trust and By-Laws shall be available for inspection during regular business hours. If information is requested by a Shareholder, the Board, or, in case the Board does not act, the president, any vice president or the secretary, shall establish reasonable standards governing the information and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents. Costs of providing such information and documents shall be borne by the requesting Shareholder. The Trust shall be entitled to reimbursement for it’s direct, out-of-pocket expenses incurred in declining unreasonable requests (in whole or in part) for information or documents.	The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted by stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.
Liquidation and Dissolution	The Trust or any series or class may be dissolved by vote of a majority of the Shares of the Trust, series or class entitled to vote or by the Board of Trustees by written notice to the Shareholders of the Trust, series or class, as applicable.	The Trust may at any time sell and convert into money all the assets of the Trust of such Series or Class.
Number of Authorized Shares; Par Value	Unlimited, no par value	Same
Shareholder Proxies	Shareholders may vote by proxy provided it is in writing, signed by the shareholder and filed with the secretary of the Trust. A validly executed proxy which does not state it is irrevocable will continue in full force and effect for a maximum of 11 months from the date of the proxy unless otherwise provided in the proxy. The revocability of a proxy that states it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware.	Shareholders may vote by proxy provided it is in writing, signed and dated by the shareholder and filed with the secretary of the Trust. No proxy which is dated more than six months before the meeting named therein shall be accepted unless otherwise provided in the proxy.
Trustee/Director Power to Amend Organizational Documents	The Board has the right to amend the Declaration of Trust or the Certificate of Trust, without shareholder action, to add to, delete, replace or otherwise modify any provisions relating to the Shares. The Declaration of Trust or Certificate of Trust otherwise may be restated and/or amended by a majority of the Board of Trustees and the affirmative vote of a majority of the votes cast. However the Board may restate or amend the Declaration of Trust or Certificate of Trust without shareholder approval to correct any inaccuracy therein. A majority of the Board of Trustees has the right to restate and/or amend the By-Laws at any time without approval of the shareholders.	The Declaration of Trust may be amended at any time, so long as such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by vote of a majority of the Trustees. Any amendment to the Declaration of Trust that adversely affects the rights of Shareholders may be adopted at any time by vote of a majority of such Trustees when authorized to do so by the vote of the Shareholders holding a majority of the Shares entitled to vote. A majority of the Trustees also may amend the Declaration of Trust to establish and designate any series or class of shares and take certain other action with respect to any series or class of shares. The By-Laws may be amended by vote of a majority of the Trustees.
Involuntary Redemption of Accounts	The Board may, without vote or consent of the shareholders, and subject to the 1940 Act, redeem Shares or authorize the closing of any Shareholder account, subject to such conditions as may be established by the Board.

The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder’s account for their then current net asset value (which will be promptly paid to the Shareholder in cash), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion. Shares of any Series or Class of the Trust are redeemable at the option of the Trust if, in the opinion of the Trustees, ownership of such Shares has or may become concentrated to an extent which would cause the Trust or any Series or Class thereof to be a personal holding company within the meaning of the Federal Internal Revenue Code (and thereby disqualified under Sub-chapter M of said Code); in such circumstances the Trust may compel the redemption of Shares, reject any order for the purchase of Shares or refuse to give effect to the transfer of Shares.

STATEMENT OF ADDITIONAL INFORMATION

____________, 2015

RELATING TO THE ACQUISITION OF THE ASSETS OF

HUNTINGTON MONEY MARKET FUND

Class A Shares

Institutional Shares

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

Class A Shares

Institutional Shares

Each a portfolio of THE HUNTINGTON FUNDS

2960 North Meridian Street

Indianapolis, IN 46208

Telephone No: 1-800-253-0412

By and in exchange for Shares of

FEDERATED PRIME CASH OBLIGATIONS FUND

a portfolio of Money Market Obligations Trust

Automated Shares

Institutional Shares

FEDERATED TREASURY OBLIGATIONS FUND

a portfolio of Money Market Obligations Trust

Service Shares

Institutional Shares

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Statement of Additional Information, dated __________, 2015, is not a prospectus. A Prospectus/Proxy Statement, dated _, 2015, related to the above-referenced matter may be obtained from Federated Investors Funds on behalf of the above-named Federated Funds, by writing or calling at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust dated [September 30, 2015].
2.	Statement of Additional Information of Huntington Money Market Fund, a portfolio of The Huntington Funds, dated April 30, 2015.
3.	Audited Financial Statements of Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust, dated [July 31, 2015.]
4.	Audited Financial Statements of Huntington Money Market Fund, a portfolio of The Huntington Funds, dated December 31, 2014.
5.	Unaudited Financial Statements of Huntington Money Market Fund, a portfolio of The Huntington Funds, dated June 30, 2015.
6.	Statement of Additional Information of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, dated [September 30, 2015.]
7.	Statement of Additional Information of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, dated April 30, 2015.
8.	Audited Financial Statements of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, dated [July 31, 2015.]
9.	Audited Financial Statements of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, dated December 31, 2014.
10.	Unaudited Financial Statements of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, dated June 30, 2015.

INFORMATION INCORPORATED BY REFERENCE

Federated Prime Cash Obligations Fund

and

Huntington Money Market Fund

The Statement of Additional Information of Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 2015, is incorporated by reference to Money Market Obligations Trust Post-Effective Amendment No. [ ] to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about September [ ], 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Money Market Fund, a portfolio of The Huntington Funds, dated April 30, 2015, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 107 to its Registration Statement on Form N-1A (File No. 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2015. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Prime Cash Obligations Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September [ ], 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Money Market Fund, a portfolio of The Huntington Funds, dated December 31, 2014, are incorporated by reference to the Annual Report to shareholders of Huntington Money Market Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 10, 2015. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Huntington Money Market Fund dated June 30, 2015 are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Money Market Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September [ ], 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

INFORMATION INCORPORATED BY REFERENCE

Federated Treasury Obligations Fund

and

Huntington U.S. Treasury Market Fund

The Statement of Additional Information of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 2015, is incorporated by reference to Money Market Obligations Trust Post-Effective Amendment No. [ ] to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about September [ ], 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, dated April 30, 2015, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 107 to its Registration Statement on Form N-1A (File No. 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2015. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Treasury Obligations Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September , 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, dated December 31, 2014, are incorporated by reference to the Annual Report to shareholders of Huntington Money Market Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 10, 2015. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Huntington U.S. Treasury Money Market Fund dated June 30, 2015 are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Money Market Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September [ ], 2015. [TO BE INCORPORATED BY REFERENCE UPON EFFECTIVENESS OF THIS REGISTRATION STATEMENT] A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

FEDERATED PRIME CASH OBLIGATIONS FUND and FEDERATED TREASURY OBLIGATIONS FUND,

Each a portfolio of MONEY MARKET OBLIGATIONS TRUST

Investment Adviser, Administrator and Distributor

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222

HUNTINGTON MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

Each a portfolio of THE HUNTINGTON FUNDS

Investment Adviser, Administrator and Distributor

2960 North Meridian Street

Indianapolis, Indianapolis 46208

PART C. OTHER INFORMATION.

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)
1.15	Amendment No. 38	(85)
1.16	Amendment No. 39	(88)
1.17	Amendment No. 40	(92)
1.18	Amendment No. 41	(95)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)
2.8	Amendment No. 11	(92)

3	Not applicable

4	Forms of Agreements and Plans of Reorganization are filed herein as Annex A to the Prospectus/Proxy Statement	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dated 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dated 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)
7.12	Exhibit BB	(92)
7.13	Exhibits CC - FF	(97)
7.14	Exhibit GG	(98)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)
9.11	Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(92)
9.12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York Mellon	(92)

10.1	Conformed copy of Distribution Plan and Exhibits A-I	(53)
10.2	Exhibits J-K	(55)
10.3	Exhibit L	(57)
10.4	Exhibit K	(58)
10.5	Exhibit M	(62)
10.6	Conformed copy of Schedule A to the Distribution Plan for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued	+

12.1	Form of Opinion regarding tax consequences of the Reorganization (PCOF/HMMF)	+
12.2	Form of Opinion regarding tax consequences of the Reorganization (TOF/HUSTMMF)	+

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
13.3	The responses described in Item 23I(iv) are hereby incorporated reference.
13.4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.26	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.27	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)
13.29	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(87)
13.30	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012	(87)
13.31	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013	(89)
13.32	Conformed copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 4/30/14)	(95)
13.33	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 9/1/14)	(97)
13.34	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/19/14)	(97)

14.1	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Huntington Money Market Fund and Huntington U.S. Treasury Money Market Fund)	+
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Prime Cash Obligations Fund)	(to be filed by amendment)
14.3	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Treasury Obligations Fund)	(to be filed by amendment)

15	Not applicable

16.1	Conformed copy of Unanimous Consent of (PCOF)	+
16.2	Conformed copy of Unanimous Consent of Trustees (TOF)	+
16.3	Conformed copy of Power of Attorney of the Registrant (PCOF)	+
16.4	Conformed copy of Power of Attorney of the Registrant (TOF)	+

17.1	Form of Ballot - HMMF	+
17.2	Form of Ballot - HUSTMMF	+

+	Exhibit is being filed electronically

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000
32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
69	PEA No. 102 filed on September 29, 2008
70	PEA No. 103 filed on February 27, 2009
71	PEA No. 104 filed on May 29, 2009
72	PEA No. 105 filed on June 26, 2009
73	PEA No. 106 filed on September 28, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
77	PEA No. 111 filed on June 25, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
80	PEA No. 116 filed on May 25, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
84	PEA No. 126 filed on May 24, 2012
85	PEA No. 128 filed on June 25, 2012
86	PEA No. 129 filed on June 28, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
90	PEA No. 140 filed on July 14, 2013
91	PEA No. 141 filed on September 26, 2013
92	PEA No. 143 filed on February 26, 2014
93	PEA No. 147 filed on May 1, 2014
94	PEA No. 148 filed on May 9, 2014
95	PEA No. 149 filed on May 23, 2014
96	PEA No. 151 filed on June 26, 2014
97	PEA No. 154 filed on September 26, 2014
98	PEA No. 157 filed on January 6, 2015

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Obligations Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 4th day of September, 2015.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	September 4, 2015
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney